UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22796

Fidelity Merrimack Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Systematic Municipal Bond Index ETF Fidelity® Systematic Municipal Bond Index ETF : FMUN Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Systematic Municipal Bond Index ETF for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Systematic Municipal Bond Index ETF	$ 3	0.05%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$171,405,479
Number of Holdings	1,156
Portfolio Turnover	18%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	36.3
Transportation	16.7
Special Tax	13.2
Health Care	10.6
Water & Sewer	6.7
Electric Utilities	5.9
Education	5.8
Others(Individually Less Than 5%)	4.5
99.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.2
AA - 57.0
A - 30.1
BBB - 3.3
BB - 0.0
Not Rated - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
California	21.6
New York	17.8
Texas	7.0
Illinois	5.0
New Jersey	4.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917227.100    8347-TSRS-0226

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Systematic Municipal Bond Index ETF

Semi-Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Systematic Municipal Bond Index ETF
Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 99.7%
	Principal Amount (a)	Value ($)
Alabama - 4.2%
General Obligations - 3.7%
Alabama St Corrections Instn Fin Auth Rev (Alabama St Proj.) 5.25% 7/1/2047	150,000	156,691
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2023B, 5.25% tender 12/1/2053 (Royal Bank of Canada Guaranteed) (d)	490,000	527,783
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (d)	300,000	316,741
Black Belt Energy Gas District Series 2021 C 1, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (d)	970,000	974,070
Black Belt Energy Gas District Series 2024 B, 5% tender 10/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (d)	240,000	258,079
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (d)	680,000	729,069
Black Belt Energy Gas District Series 2025 D, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (d)	570,000	611,839
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2024B, 5.25% tender 7/1/2054 (Morgan Stanley Guaranteed) (d)	200,000	217,616
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	375,000	397,324
Southeast AL District Gas Supply Rev Series 2024 B, 5% tender 6/1/2049 (Morgan Stanley Guaranteed) (d)	220,000	236,050
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (d)	345,000	369,840
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (d)	850,000	896,881
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (d)	200,000	216,076
Southeast Energy Authority A Cooperative District Series 2025 F, 5.25% tender 11/1/2055 (BP PLC Guaranteed) (d)	165,000	181,409
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (d)	320,000	333,416
TOTAL GENERAL OBLIGATIONS		6,422,884
Health Care - 0.2%
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2016 B, 3.625% 9/1/2041	195,000	190,727
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2016 B, 5% 9/1/2034	130,000	131,547
TOTAL HEALTH CARE		322,274
Special Tax - 0.3%
Alabama St Pub Sch & Coll Auth Series 2020 A, 4% 11/1/2040	100,000	100,874
Alabama St Pub Sch & Coll Auth Series 2020 A, 5% 11/1/2039	320,000	342,891
TOTAL SPECIAL TAX		443,765
TOTAL ALABAMA		7,188,923
Arizona - 1.8%
Education - 0.1%
Arizona Indl Dev Auth Student Hsg Rev (Provident Properties Proj.) Series 2019A, 5% 6/1/2058 (Build America Mutual Assurance Co Insured)	65,000	65,120
University AZ Univ Revs Series 2020 A, 4% 8/1/2044	100,000	97,203
TOTAL EDUCATION		162,323
Electric Utilities - 1.4%
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2027	50,000	51,229
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2031	1,495,000	1,531,848
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2036	40,000	40,831
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2028	100,000	105,008
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2031	40,000	41,954
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2033	130,000	135,983
Salt River Proj AZ Agric & Pwr Series 2022A, 5% 1/1/2032	255,000	290,707
TOTAL ELECTRIC UTILITIES		2,197,560
General Obligations - 0.0%
Maricopa County Special Health Care District Gen. Oblig. Series C, 4% 7/1/2038	55,000	55,232
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	50,000	54,437
Salt Verde Finl Corp Gas Rev AZ 5.25% 12/1/2026 (Citigroup Inc Guaranteed)	15,000	15,233
TOTAL GENERAL OBLIGATIONS		124,902
Health Care - 0.2%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	135,000	115,696
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2016 A, 5% 1/1/2038	260,000	264,319
TOTAL HEALTH CARE		380,015
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2018, 5% 7/1/2048 (c)	150,000	151,087
TOTAL ARIZONA		3,015,887
California - 21.6%
Education - 2.2%
California Edl Facs Auth Rev (Stanford University Proj.) 5% 3/15/2039	70,000	86,302
California Edl Facs Auth Rev (Stanford University Proj.) Series U 6, 5% 5/1/2045	35,000	40,470
California Educational Facilities Authority (Stanford University Proj.) Series V3, 5% 6/1/2033	175,000	209,345
California St Univ Rev Series 2016A, 3.125% 11/1/2036	230,000	225,527
California St Univ Rev Series 2016A, 5% 11/1/2026	45,000	45,386
California St Univ Rev Series 2016A, 5% 11/1/2045	125,000	125,399
California St Univ Rev Series 2025A, 4.625% 11/1/2056	60,000	60,882
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2042	100,000	100,954
University CA Revs 5% 5/15/2035	250,000	279,018
University CA Revs Series 2017 AY, 5% 5/15/2028	20,000	20,723
University CA Revs Series 2017M, 5% 5/15/2032	75,000	77,548
University CA Revs Series 2017M, 5% 5/15/2036	80,000	82,373
University CA Revs Series 2018 O, 4% 5/15/2048	165,000	157,719
University CA Revs Series 2018 O, 5% 5/15/2058	105,000	106,664
University CA Revs Series 2023 BN, 5% 5/15/2030	150,000	167,224
University CA Revs Series 2023 BQ, 5% 5/15/2035	50,000	57,836
University CA Revs Series 2024 BS, 5% 5/15/2044	20,000	21,681
University CA Revs Series 2024 BV, 5% 5/15/2038	270,000	309,191
University CA Revs Series 2024 BW, 5% 5/15/2031	1,000,000	1,138,192
University CA Revs Series 2025 BZ, 5% 5/15/2039	315,000	362,965
TOTAL EDUCATION		3,675,399
Electric Utilities - 1.5%
Imperial CA Irr Dist Elec Rev Series 2016B 1, 5% 11/1/2046	140,000	141,086
Los Angeles CA Wtr & Pwr Rev Series 2016 A, 5% 7/1/2040	125,000	125,063
Los Angeles CA Wtr & Pwr Rev Series 2016 A, 5% 7/1/2046	70,000	70,008
Los Angeles CA Wtr & Pwr Rev Series 2018 A, 5% 7/1/2031	15,000	15,648
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2030	55,000	58,588
Los Angeles CA Wtr & Pwr Rev Series 2020 A, 5% 7/1/2027	135,000	139,964
Los Angeles CA Wtr & Pwr Rev Series 2022 A, 5% 7/1/2040	275,000	294,781
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2038	285,000	317,070
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2038	240,000	268,583
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2035	595,000	678,685
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2054	255,000	262,340
Turlock CA Series 2016, 5% 1/1/2046	205,000	206,940
TOTAL ELECTRIC UTILITIES		2,578,756
Escrowed/Pre-Refunded - 0.5%
Anaheim CA Pub Fin Auth Lease Rev 0% 9/1/2036 (Escrowed to Maturity) (b)	170,000	123,380
California Infra & Econ Dev Bank 5% 7/1/2029 (National Public Finance Guarantee Corporation Insured) (Pre-refunded to 1/1/2028 at 100)	165,000	174,075
Foothill/Estrn Transn CA Toll 0% 1/1/2027 (b)	40,000	39,044
Foothill/Estrn Transn CA Toll 0% 1/1/2029 (b)	195,000	181,559
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2033 (Escrowed to Maturity)	50,000	59,463
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2034 (Pre-refunded to 10/1/2033 at 100)	10,000	11,893
San Diego CA Comm Coll Dist Gen. Oblig. Series 2016, 5% 8/1/2041 (Pre-refunded to 8/1/2026 at 100)	5,000	5,078
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/1/2028 (b)	200,000	190,934
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev Series 1993 CABS, 0% 1/1/2028 (Escrowed to Maturity) (b)	35,000	33,413
State of California Gen. Oblig. 5% 3/1/2035 (Pre-refunded to 3/1/2030 at 100)	5,000	5,529
TOTAL ESCROWED/PRE-REFUNDED		824,368
General Obligations - 11.0%
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series B, 3% 8/1/2050	55,000	41,663
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (d)	3,975,000	4,142,930
California Community Choice Financing Authority Series 2022A 1, 4% tender 5/1/2053 (Morgan Stanley Guaranteed) (d)	670,000	680,805
California Community Choice Financing Authority Series 2024 A 1, 5% tender 5/1/2054 (Morgan Stanley Guaranteed) (d)	275,000	294,724
California St Pub Wks Brd Lse 5% 8/1/2033	175,000	197,677
California St Pub Wks Brd Lse Series 2021 C, 4% 11/1/2038	260,000	268,425
California St Pub Wks Brd Lse Series 2024 A, 5% 4/1/2042	350,000	385,671
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (d)	150,000	163,394
Cerritos CA Cmnty College Dist Gen. Oblig. Series 2019 C, 3% 8/1/2044	25,000	20,716
Chaffey CA Unified Hsd Series D, 4% 8/1/2049	20,000	19,101
Chino Valley CA Uni Sch Dist Series 2017A, 5.25% 8/1/2047	50,000	50,928
City of Fresno Unified School Series 2016A, 4% 8/1/2041	150,000	150,018
Compton CA Uni Sch Dist Series 2019 B, 3% 6/1/2049 (Build America Mutual Assurance Co Insured)	10,000	7,681
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2034 (b)	165,000	128,786
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2038 (b)	65,000	42,513
Fremont Union High Sch Dist Santa Clara Series 2019 A, 4% 8/1/2046	30,000	29,586
Hayward CA Uni Sch Dist Series 2019 A, 4% 8/1/2048 (Build America Mutual Assurance Co Insured)	200,000	189,979
Livermore Valley CA Jt Uni Sch Series 2019, 4% 8/1/2046	190,000	177,118
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5% 11/15/2035 (Merrill Lynch & Co Inc Guaranteed)	25,000	28,538
Long Beach CA Uni Sch Dist 0% 8/1/2035 (b)	150,000	111,369
Los Angeles CA Ccd Gen. Oblig. Series 2024, 5% 8/1/2030	15,000	16,953
Los Angeles CA Ccd Gen. Oblig. Series L 1, 5% 8/1/2036	10,000	11,489
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2033	35,000	41,388
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2034	5,000	5,891
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) Series 2025J, 5.25% 12/1/2054	350,000	376,388
Los Angeles Unified School District/CA Series 2018 B 1, 5% 7/1/2033	125,000	131,452
Los Angeles Unified School District/CA Series 2018 B 1, 5.25% 7/1/2042	50,000	51,947
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2028	130,000	139,395
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2029	15,000	16,502
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2030	50,000	54,903
Los Angeles Unified School District/CA Series 2020 C, 4% 7/1/2032	25,000	26,586
Los Angeles Unified School District/CA Series 2020 C, 5% 7/1/2030	60,000	67,489
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2033	130,000	154,640
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2036	15,000	17,573
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2043	25,000	27,384
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2029	250,000	275,034
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2031	630,000	723,740
M-S-R Energy Auth Calif Gas Rev 6.125% 11/1/2029 (Citigroup Inc Guaranteed)	40,000	42,355
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	30,000	36,894
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	25,000	30,745
Marin Healthcare District Gen. Oblig. Series 2017A, 4% 8/1/2047	135,000	126,505
Montebello CA Unified Sch Dist Series 2016A, 5% 8/1/2041	50,000	50,498
Napa Valley CA Uni Sch Dist 4% 8/1/2044 (Assured Guaranty Inc Insured)	175,000	173,003
Newport Mesa CA Uni Sch Dist 0% 8/1/2036 (b)	230,000	165,647
Newport Mesa CA Uni Sch Dist Series 2017, 0% 8/1/2039 (b)	495,000	294,323
Oakland CA Uni Sch Dist Alameda Cnty Series 2021 A, 4% 8/1/2046 (Build America Mutual Assurance Co Insured)	205,000	197,965
Palo Alto Calif Uni Sch Dist 0% 8/1/2033 (b)	35,000	28,618
Poway CA Unified Sch Dist 0% 8/1/2046 (b)	190,000	75,137
San Bernardino CA Cmnty College Dist Gen. Oblig. 0% 8/1/2048 (b)	5,000	1,802
San Bernardino CA Cmnty College Dist Gen. Oblig. Series E, 4.125% 8/1/2049	40,000	39,462
San Diego CA Uni Sch Dist 0% 7/1/2030 (b)	35,000	31,151
San Diego CA Uni Sch Dist 0% 7/1/2038 (b)	250,000	162,580
San Diego CA Uni Sch Dist 0% 7/1/2043 (b)	10,000	4,853
San Diego CA Uni Sch Dist 0% 7/1/2049 (b)	125,000	43,498
San Diego CA Uni Sch Dist Series 2017 K 2, 0% 7/1/2031 (b)	430,000	356,095
San Diego CA Uni Sch Dist Series G 1, 5.25% 7/1/2028 (Assured Guaranty Inc Insured)	25,000	26,996
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2019 B 1, 3% 8/1/2049	200,000	151,875
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2022D 1, 4.125% 8/1/2052	195,000	188,208
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series A 1, 4% 8/1/2042	10,000	10,005
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series A 1, 5% 8/1/2047	80,000	81,269
San Jose California Gen. Oblig. Series 2019 C, 5% 9/1/2030	265,000	288,467
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2033 (National Public Finance Guarantee Corporation Insured) (b)	130,000	104,251
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2035 (National Public Finance Guarantee Corporation Insured) (b)	200,000	148,384
Santa Clara CA Uni Sch Dist Series 2019, 4% 7/1/2048	35,000	34,172
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) 3% 5/15/2037	200,000	190,079
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3.125% 5/1/2047	225,000	180,529
Saugus Union School District School Facilities Improvement District No 2014-1 Series C, 2.375% 8/1/2044	150,000	109,223
State Center CA Cmnty College Dist Gen. Oblig. Series 2020 B, 2.25% 8/1/2045	250,000	169,935
State of California Gen. Oblig. 2% 11/1/2036	60,000	51,243
State of California Gen. Oblig. 3% 10/1/2033	70,000	70,266
State of California Gen. Oblig. 3% 10/1/2034	50,000	49,967
State of California Gen. Oblig. 3% 10/1/2037	190,000	181,994
State of California Gen. Oblig. 3% 11/1/2035	250,000	246,969
State of California Gen. Oblig. 3% 11/1/2041	185,000	162,549
State of California Gen. Oblig. 3% 11/1/2050	575,000	437,345
State of California Gen. Oblig. 3% 3/1/2028	50,000	50,561
State of California Gen. Oblig. 4% 3/1/2050	40,000	38,396
State of California Gen. Oblig. 4% 8/1/2037	25,000	25,211
State of California Gen. Oblig. 5% 10/1/2048	100,000	102,623
State of California Gen. Oblig. 5% 11/1/2027	50,000	52,500
State of California Gen. Oblig. 5% 3/1/2032	50,000	55,194
State of California Gen. Oblig. 5% 3/1/2032	50,000	55,194
State of California Gen. Oblig. 5% 3/1/2035	215,000	235,282
State of California Gen. Oblig. 5% 4/1/2029	140,000	151,927
State of California Gen. Oblig. 5% 4/1/2030	100,000	108,378
State of California Gen. Oblig. 5% 8/1/2035	800,000	959,191
State of California Gen. Oblig. 5% 9/1/2031	230,000	262,205
State of California Gen. Oblig. 5% 9/1/2033	145,000	170,549
State of California Gen. Oblig. Series 2016, 3% 9/1/2033	355,000	352,476
State of California Gen. Oblig. Series 2016, 4% 9/1/2028	110,000	111,044
State of California Gen. Oblig. Series 2016, 4% 9/1/2036	200,000	200,721
State of California Gen. Oblig. Series 2016, 5% 8/1/2027	45,000	45,678
State of California Gen. Oblig. Series 2016, 5% 9/1/2045	10,000	10,072
State of California Gen. Oblig. Series 2016B, 4% 9/1/2035	50,000	50,227
State of California Gen. Oblig. Series 2016B, 5% 9/1/2030	15,000	15,235
State of California Gen. Oblig. Series 2016B, 5% 9/1/2032	50,000	50,746
State of California Gen. Oblig. Series 2017, 3.5% 8/1/2027	25,000	25,408
State of California Gen. Oblig. Series 2017, 5% 11/1/2027	75,000	78,751
State of California Gen. Oblig. Series 2017, 5% 11/1/2027	65,000	68,251
State of California Gen. Oblig. Series 2017, 5% 11/1/2031	100,000	104,673
State of California Gen. Oblig. Series 2017, 5% 8/1/2026	80,000	81,254
Sunnyvale CA Fin Auth Lease Rev Series 2020, 4% 4/1/2050	380,000	361,965
Sweetwater CA Un High Sch Dist Series 2016, 4% 8/1/2042	350,000	347,929
Twin Rivers Uni Sch Dist Calif 0% 8/1/2041 (Assured Guaranty Inc Insured) (b)	135,000	67,100
West Hollywood Public Financing Authority Series 2016, 3% 4/1/2041	140,000	122,806
William S Hart Uni High School Dist 0% 8/1/2033 (b)	50,000	39,887
Yuba CA Gen. Oblig. Series 2016, 3% 8/1/2036	165,000	158,613
TOTAL GENERAL OBLIGATIONS		18,575,280
Health Care - 1.8%
California Health Facilities Financing Authority (Adventist Health System-West Proj.) Series 2024A, 5% 12/1/2028	380,000	400,915
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series 2006C, 5% tender 6/1/2041 (d)	330,000	359,323
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series A 1, 5% 11/1/2027	40,000	42,000
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series A 2, 5% 11/1/2047	70,000	78,563
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2016A, 3% 10/1/2041	75,000	64,191
California Health Facilities Financing Authority (Providence St Joseph Health Obligated Group Proj.) 5% tender 10/1/2050 (d)	100,000	110,035
California Health Facilities Financing Authority (Stanford Health Care Proj.) Series 2017 A, 4% 11/15/2040	100,000	99,945
California Health Facilities Financing Authority (Stanford Health Care Proj.) Series 2017 A, 5% 11/15/2031	490,000	515,738
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2016B, 4% 11/15/2038	150,000	150,024
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2016B, 5% 11/15/2046	15,000	15,081
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 4% 11/15/2042	65,000	63,464
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2026	35,000	35,730
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2033	25,000	26,077
California Hlth Facs Fin Auth (Adventist Health System-West Proj.) Series 2013 A, 4% 3/1/2033	260,000	260,058
California Hlth Facs Fin Auth (Adventist Health System-West Proj.) Series 2013 A, 4% 3/1/2043	35,000	32,299
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2017A, 5% 4/1/2047	55,000	55,079
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2048	260,000	264,414
California Statewide Community Development Authority Rev (Kaiser Permanente Hlth System Proj.) Series 2004 J, 5% tender 4/1/2036 (d)	25,000	27,221
Univ CA Regts Med Ctr Pooled Rev Series 2022 P, 4% 5/15/2053	265,000	244,367
Univ CA Regts Med Ctr Pooled Rev Series 2022 P, 5% 5/15/2041	135,000	147,058
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2047	80,000	80,384
TOTAL HEALTH CARE		3,071,966
Lease Revenue - 0.1%
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2044	170,000	175,465
Garden Grove Calif Pub Fing Auth Lease Rev Series 2024A, 4% 4/1/2054 (Build America Mutual Assurance Co Insured)	65,000	60,735
TOTAL LEASE REVENUE		236,200
Other - 0.1%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2021 B, 4% 5/1/2046	200,000	187,673
California Infrastructure & Economic Development Bank (J Paul Getty Trust/The Proj.) Series 2023A, 5% 4/1/2033	30,000	35,796
TOTAL OTHER		223,469
Special Tax - 0.6%
Anaheim CA Pub Fin Auth Lease Rev (Anaheim CA Lpmr Disney Proj.) Series 1997 C, 0% 9/1/2028 (Assured Guaranty Inc Insured) (b)	95,000	88,238
Irvine Calif Facs Fing Auth Spl Tax Rev Series 2023A, 4% 9/1/2058 (Build America Mutual Assurance Co Insured)	160,000	146,415
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2019 A, 5% 7/1/2044	45,000	46,515
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2021 A, 5% 7/1/2044	190,000	203,023
Sacramento CA Fin Auth 0% 12/1/2034 (Financial Guaranty Ins CO Insured) (b)	90,000	67,101
Sacramento CA Transn Auth Sales Tax Rev Series 2023, 5% 10/1/2033	140,000	167,309
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2043	55,000	56,568
San Francisco CA BART Dist Tax Series 2019 A, 3% 7/1/2044	5,000	4,115
Santa Clara Valley CA Trans Auth Sales Tax Rev 5% 4/1/2033	185,000	219,921
Westminster Calif Redev Agy Successor Agy Tax Allocation Series 2016, 3% 11/1/2041 (Build America Mutual Assurance Co Insured)	125,000	110,725
TOTAL SPECIAL TAX		1,109,930
Transportation - 2.0%
Bay Area Toll Auth CA Bridge Rev Series 2017 S 7, 4% 4/1/2038	390,000	392,892
Bay Area Toll Auth CA Bridge Rev Series 2017 S 7, 4% 4/1/2047	5,000	4,763
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024A, 4% 7/1/2054 (Assured Guaranty Inc Insured)	205,000	190,900
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 5% 12/31/2028 (c)	60,000	62,018
Foothill/Estrn Transn CA Toll Series B 1, 3.95% 1/15/2053 (d)	155,000	139,098
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2034 (c)	10,000	10,405
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2037 (c)	75,000	76,918
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2031 (c)	80,000	85,161
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2032 (c)	225,000	239,090
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2049 (c)	230,000	232,155
Los Angeles CA Dept Arpts Rev Series 2019 D, 5% 5/15/2049 (c)	270,000	271,458
Los Angeles CA Dept Arpts Rev Series 2020 A, 5% 5/15/2040	20,000	21,414
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2048	165,000	172,011
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021A, 4% 7/1/2056	545,000	498,572
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series A, 5% 7/1/2047	50,000	50,695
San Francisco CA City & County Airports Commission International Airport Revenue 4% 5/1/2052 (c)	500,000	434,669
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017A, 5% 5/1/2047 (c)	40,000	40,103
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (c)	25,000	25,155
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.75% 5/1/2048 (c)	275,000	295,018
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5.25% 5/1/2055 (c)	200,000	207,190
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2032 (National Public Finance Guarantee Corporation Insured) (b)	30,000	24,573
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2042	45,000	45,673
TOTAL TRANSPORTATION		3,519,931
Water & Sewer - 1.8%
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 5% 10/1/2035	15,000	17,534
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 5% 10/1/2052	20,000	20,983
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2016, 5% 10/1/2026	15,000	15,099
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2017, 5% 10/1/2029	405,000	420,006
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2018, 5% 10/1/2026	25,000	25,543
California St Dept Wtr Res Cen Series AW, 4% 12/1/2034	235,000	237,098
California St Dept Wtr Res Cen Series BA, 5% 12/1/2032	65,000	71,035
California St Dept Wtr Res Cen Series BB, 5% 12/1/2035	200,000	223,935
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2016B, 5% 7/1/2029	50,000	50,000
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 4% 7/1/2049	140,000	129,080
Metropolitan Wtr Dist Southn Calif Series 2020 C, 5% 7/1/2039	225,000	246,097
Metropolitan Wtr Dist Southn Calif Series 2020A, 5% 7/1/2027	140,000	146,222
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2031	200,000	232,597
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2032	235,000	278,437
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2033	15,000	17,375
San Diego CA Pub Facs Fing Auth Wtr Rev 5.25% 8/1/2047	30,000	31,379
San Diego County Water Authority 5% 5/1/2047	140,000	148,339
San Francisco CA Pub Util Comm Wstwtr Rev Series 2023A, 5% 10/1/2032	190,000	224,102
San Francisco CA Pub Util Comm Wstwtr Rev Series 2023A, 5% 10/1/2034	230,000	268,940
San Francisco CA Pub Util Comm Wtr Rev Series 2020 SUB A, 5% 11/1/2050	185,000	191,258
San Mateo Foster City Calif Pub Fing Auth Wastewater Rev (City of San Mateo CA Sewer Revenue Proj.) Series 2019, 5% 8/1/2049	15,000	15,568
Upper Santa Clara Vy Jt Pwrs Auth Calif Rev Series 2020 A, 4% 8/1/2050	85,000	80,937
TOTAL WATER & SEWER		3,091,564
TOTAL CALIFORNIA		36,906,863
Colorado - 1.8%
General Obligations - 0.3%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2020 A, 3% 12/15/2036	105,000	99,577
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 4% 12/15/2038	285,000	291,770
Denver CO Cty & Cnty Sch Dis 1 Series 2025A, 5.25% 12/1/2038	150,000	175,326
TOTAL GENERAL OBLIGATIONS		566,673
Health Care - 1.0%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2018A, 4% 11/15/2048	150,000	135,018
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 4% 11/15/2050	20,000	17,973
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (d)	290,000	306,484
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2037	75,000	75,390
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2039	655,000	647,545
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	55,000	49,878
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2032	120,000	127,716
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019 A, 5% 1/1/2030	105,000	114,626
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 4% 5/15/2052	190,000	173,574
TOTAL HEALTH CARE		1,648,204
Transportation - 0.5%
Denver CO City & Cnty Arpt 5% 11/15/2042 (c)	165,000	172,787
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2028 (c)	30,000	31,148
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (c)	60,000	67,414
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2041 (c)	245,000	258,779
Denver CO City & Cnty Arpt Series 2022B, 5% 11/15/2047	150,000	156,065
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2030 (National Public Finance Guarantee Corporation Insured) (b)	25,000	21,939
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2031 (National Public Finance Guarantee Corporation Insured) (b)	50,000	42,512
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2032 (National Public Finance Guarantee Corporation Insured) (b)	25,000	20,526
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2037 (National Public Finance Guarantee Corporation Insured) (b)	100,000	56,154
TOTAL TRANSPORTATION		827,324
TOTAL COLORADO		3,042,201
Connecticut - 1.6%
Education - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2015A, 5% 7/1/2035	110,000	129,685
Connecticut State Health & Educational Facilities Authority (Yale University Proj.) Series A 2, 2% tender 7/1/2042 (d)	225,000	224,251
TOTAL EDUCATION		353,936
General Obligations - 0.8%
Connecticut St Gen. Oblig. 4% 6/1/2031	30,000	31,745
Connecticut St Gen. Oblig. Series 2018 D, 5% 4/15/2027	105,000	108,374
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2028	370,000	394,478
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2027	25,000	25,803
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2035	480,000	512,815
Connecticut St Gen. Oblig. Series A, 5% 4/15/2027	25,000	25,803
Connecticut St Gen. Oblig. Series E, 3.375% 10/15/2036	175,000	173,633
TOTAL GENERAL OBLIGATIONS		1,272,651
Special Tax - 0.6%
Connecticut St Spl Tax Oblig 4% 5/1/2037	35,000	36,164
Connecticut St Spl Tax Oblig Series 2018 A, 5% 1/1/2027	35,000	35,871
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2028	120,000	128,068
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2033	10,000	10,607
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2036	85,000	89,431
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2030	200,000	220,686
Connecticut St Spl Tax Oblig Series 2023B, 5% 7/1/2031	265,000	298,709
Connecticut St Spl Tax Oblig Series A, 4% 9/1/2035	145,000	145,379
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2030	60,000	60,943
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2031	5,000	5,077
TOTAL SPECIAL TAX		1,030,935
TOTAL CONNECTICUT		2,657,522
Delaware - 0.1%
General Obligations - 0.0%
Delaware St Gen. Oblig. Series 2021, 5% 2/1/2029	45,000	48,554
Health Care - 0.1%
Delaware St Hlth Facs Auth Rev (Christiana Health Svcs Proj.) Series 2020 A, 4% 10/1/2049	155,000	140,017
TOTAL DELAWARE		188,571
District Of Columbia - 1.2%
Education - 0.0%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2031	25,000	25,578
General Obligations - 0.7%
District Columbia Gen. Oblig. 5% 10/15/2044	15,000	15,413
District Columbia Gen. Oblig. 5% 12/1/2026	350,000	358,073
District Columbia Gen. Oblig. Series 2016 A, 4% 6/1/2036	400,000	400,693
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2042	35,000	35,554
District Columbia Gen. Oblig. Series 2019 A, 5% 10/15/2031	80,000	86,163
District Columbia Gen. Oblig. Series 2019 A, 5% 10/15/2040	295,000	308,756
TOTAL GENERAL OBLIGATIONS		1,204,652
Special Tax - 0.4%
District Columbia Income Tax Rev Series 2019 C, 5% 10/1/2029	190,000	207,261
District Columbia Income Tax Rev Series 2019 C, 5% 10/1/2030	120,000	130,650
District Columbia Income Tax Rev Series 2019 C, 5% 10/1/2033	205,000	221,391
District Columbia Income Tax Rev Series 2020 C, 4% 5/1/2040	195,000	196,106
TOTAL SPECIAL TAX		755,408
Water & Sewer - 0.1%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2019 A, 5% 10/1/2044	130,000	133,889
TOTAL DISTRICT OF COLUMBIA		2,119,527
District Of Columbia,Maryland,Virginia - 0.2%
Special Tax - 0.2%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2042	70,000	71,085
Washington Metropolitan Area Transit Authority 5.5% 7/15/2060	110,000	118,026
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2046	150,000	154,365
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		343,476
District Of Columbia,Virginia - 0.4%
Transportation - 0.4%
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2027 (c)	65,000	67,351
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2041 (c)	205,000	198,165
Metropolitan Wash DC Arpts Ath Series 2025A, 5.5% 10/1/2055 (c)	100,000	105,731
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2031 (Assured Guaranty Inc Insured) (b)	35,000	29,297
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2034 (Assured Guaranty Inc Insured) (b)	70,000	51,960
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2036 (Assured Guaranty Inc Insured) (b)	20,000	13,489
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	130,000	94,158
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2044	100,000	92,899
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2053	45,000	38,900
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		691,950
Florida - 2.9%
Education - 0.1%
Miami-Dade Cnty FL Edl Fac Rev (University of Miami, FL Proj.) Series 2015A, 4% 4/1/2045	100,000	93,965
Electric Utilities - 0.2%
Jacksonville FL Elec Auth Sys Rev Series 2017B, 5% 10/1/2027	125,000	129,957
Putnam Cnty Fla Dev Auth Pcr (Seminole Electric Coop Inc Proj.) Series 2018 A, 5% 3/15/2042	90,000	92,063
TOTAL ELECTRIC UTILITIES		222,020
Escrowed/Pre-Refunded - 0.0%
Greater Orlando Aviation Auth 5% 10/1/2030 (Pre-refunded to 10/1/2027 at 100) (c)	60,000	62,163
General Obligations - 0.2%
Florida St Gen. Oblig. Series 2021 B, 5% 7/1/2032	115,000	132,132
Hillsborough Cnty FL Sch Brd 5% 7/1/2029	75,000	80,663
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series SUB 2021 B2, 4% 10/1/2043	160,000	158,591
TOTAL GENERAL OBLIGATIONS		371,386
Health Care - 0.6%
Brevard Cnty FL Health Facs Au Th Health Care Facs Rev (Health First Inc Proj.) Series 2014, 4% 4/1/2036	180,000	180,002
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2014, 5% 11/15/2039	25,000	25,020
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2016B, 4% 10/1/2045	65,000	59,942
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2022, 4% 10/1/2052	190,000	165,276
Palm Beach Cnty FL Health Facs Auth Retirement Cmnty Rev (Acts Ret-Life Cmntys Inc Proj.) Series 2016, 5% 11/15/2032	25,000	25,332
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2032	520,000	537,536
Tampa FL Health Sys Rev (Baycare Health System Proj.) Series 2016 A, 4% 11/15/2046	140,000	124,390
TOTAL HEALTH CARE		1,117,498
Special Tax - 0.2%
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2051	225,000	199,040
Miami-Dade Cnty FL Spl Oblig 0% 10/1/2044 (b)	155,000	67,596
Miami-Dade Cnty FL Spl Oblig 0% 10/1/2046 (b)	10,000	3,916
Miami-Dade Cnty FL Spl Oblig Series 2009, 0% 10/1/2047 (b)	50,000	18,629
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2031 (b)	5,000	4,071
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2032 (b)	15,000	11,707
Miami-Dade Cty FL Sports Fac Tax 0% 10/1/2048 (Assured Guaranty Inc Insured) (b)	15,000	5,441
Orange Cnty FL Tourist Dev Tax Series 2016 B, 4% 10/1/2036	30,000	30,001
Tampa FL Tax Alloc 0% 9/1/2053 (b)	5,000	1,202
TOTAL SPECIAL TAX		341,603
Transportation - 0.7%
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2049 (c)	100,000	100,759
Florida St Dept Transn Tpk Rev Series 2016 B, 2.625% 7/1/2027	60,000	59,914
Florida St Dept Transn Tpk Rev Series 2025C, 5% 7/1/2055	100,000	104,941
Greater Orlando Aviation Auth 5% 10/1/2036 (c)	160,000	163,617
Greater Orlando Aviation Auth Series 2022 A, 4% 10/1/2052 (c)	230,000	200,644
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2039	130,000	130,486
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2041	20,000	20,131
Miami-Dade Cnty Fla Aviat Rev Series 2019A, 5% 10/1/2049 (c)	320,000	321,665
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2016 B, 4% 7/1/2040	20,000	20,009
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2019 B, 5% 7/1/2044	125,000	129,190
TOTAL TRANSPORTATION		1,251,356
Water & Sewer - 0.9%
Broward Cnty FL Wtr & Swr Util Series 2019 A, 4% 10/1/2043	200,000	199,240
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	475,000	464,336
Miami Beach Fla Wtr & Swr Rev Series 2017, 5% 9/1/2047	115,000	116,234
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 3.125% 10/1/2039	85,000	78,559
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017A, 4% 10/1/2039	75,000	75,546
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019 B, 3% 10/1/2049	10,000	7,431
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019, 5% 10/1/2046	165,000	167,881
Miami-Dade Cnty FL Wtr & Swr Rev Series 2024A, 4.125% 10/1/2050	160,000	148,934
Tampa Bay Water Series 2020 A, 5% 10/1/2054	260,000	267,874
TOTAL WATER & SEWER		1,526,035
TOTAL FLORIDA		4,986,026
Georgia - 2.7%
Education - 0.2%
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2041	245,000	241,878
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 5% 9/1/2030	100,000	110,799
TOTAL EDUCATION		352,677
Electric Utilities - 0.1%
Burke Cnty GA Dev Auth Pcr (Oglethorpe Power Corp Proj.) Series 2017 D, 4.125% 11/1/2045	20,000	18,801
Georgia Mun Elec Auth Pwr Rev Series HH, 4.125% 1/1/2049 (Assured Guaranty Inc Insured)	175,000	165,785
TOTAL ELECTRIC UTILITIES		184,586
General Obligations - 1.8%
Georgia St Gen. Oblig. Series 2018A, 3% 7/1/2033	25,000	25,036
Georgia St Gen. Oblig. Series 2018A, 4% 7/1/2034	155,000	159,084
Georgia St Gen. Oblig. Series 2018A, 5% 7/1/2027	5,000	5,188
Georgia St Gen. Oblig. Series 2021 A, 4% 7/1/2035	105,000	110,404
Georgia St Gen. Oblig. Series 2022C, 5% 7/1/2031	215,000	243,766
Gwinnett Cnty GA Sch Dist Series 2019, 5% 2/1/2039	100,000	105,585
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (d)	200,000	203,703
Main Street Natural Gas Inc Series 2019 A, 4% 5/15/2039 (Macquarie Group Ltd Guaranteed)	235,000	228,500
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (d)	1,000,000	1,024,112
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (d)	700,000	752,065
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (d)	230,000	245,340
TOTAL GENERAL OBLIGATIONS		3,102,783
Health Care - 0.4%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 4% 7/1/2049	105,000	96,693
Cobb Cnty GA Kennestone Hosp Series 2022A, 4% 4/1/2052	70,000	61,589
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series A, 5% 2/15/2045	255,000	256,608
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 3.75% 4/1/2047	275,000	231,579
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) Series 2019A, 3.125% 7/1/2044	110,000	89,721
TOTAL HEALTH CARE		736,190
Transportation - 0.1%
Atlanta GA Arpt Rev Series 2019 B, 4% 7/1/2049 (c)	125,000	110,771
Georgia Port Authority Series 2021, 3% 7/1/2046	150,000	116,135
TOTAL TRANSPORTATION		226,906
Water & Sewer - 0.1%
Atlanta GA Wtr & Wastewtr Rev 5% 11/1/2028	25,000	25,050
Atlanta GA Wtr & Wastewtr Rev 5% 11/1/2029	5,000	5,010
Atlanta GA Wtr & Wastewtr Rev Series 2015, 5% 11/1/2040	40,000	40,048
Atlanta GA Wtr & Wastewtr Rev Series 2018 C, 4% 11/1/2037	15,000	15,120
County of Paulding GA Water & Sewerage Revenue Series 2016, 3% 12/1/2048	20,000	15,078
TOTAL WATER & SEWER		100,306
TOTAL GEORGIA		4,703,448
Hawaii - 0.4%
General Obligations - 0.3%
Hawaii St Gen. Oblig. Series 2018 FT, 5% 1/1/2027	50,000	51,244
Hawaii St Gen. Oblig. Series 2018 FT, 5% 1/1/2032	65,000	68,142
Hawaii St Gen. Oblig. Series EY, 5% 10/1/2026	130,000	130,487
Hawaii St Gen. Oblig. Series FG, 5% 10/1/2030	30,000	30,514
Honolulu HI City & Cnty Gen. Oblig. Series 2020 B, 5% 3/1/2028	165,000	173,930
TOTAL GENERAL OBLIGATIONS		454,317
Transportation - 0.1%
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2035 (c)	80,000	81,191
Hawaii St Arpts Sys Rev Series 2020 D, 4% 7/1/2039	100,000	101,331
TOTAL TRANSPORTATION		182,522
TOTAL HAWAII		636,839
Idaho - 0.2%
Health Care - 0.1%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, Id Proj.) 5% tender 3/1/2060 (d)	190,000	207,365
Transportation - 0.1%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2038	105,000	106,754
TOTAL IDAHO		314,119
Illinois - 5.0%
Education - 0.2%
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	105,000	105,198
Illinois Fin Auth Rev (Univ of Chicago, IL Proj.) Series 2018 A, 5% 10/1/2048	20,000	20,141
Illinois Finance Authority Rev (Bradley University Proj.) Series 2021 A, 4% 8/1/2043	80,000	69,464
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2021 A, 5% 10/1/2032	100,000	113,584
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2033	35,000	39,974
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2045	20,000	21,259
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024B, 5% 4/1/2034	15,000	17,296
TOTAL EDUCATION		386,916
General Obligations - 2.1%
Chicago IL Gen. Oblig. 5% 1/1/2041	370,000	371,350
Chicago IL Gen. Oblig. Series 1999, 0% 1/1/2033 (b)	50,000	38,802
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	90,000	90,628
Chicago IL Gen. Oblig. Series 2021 A, 4% 1/1/2035	35,000	33,704
Cook Cnty IL Gen. Oblig. Series 2018, 5% 11/15/2034	100,000	101,136
Illinois St Gen. Oblig. 5% 12/1/2036	25,000	27,505
Illinois St Gen. Oblig. 5% 2/1/2027	140,000	143,151
Illinois St Gen. Oblig. Series 2017 A, 4.5% 12/1/2041	35,000	35,053
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2026	100,000	101,985
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	10,000	10,361
Illinois St Gen. Oblig. Series 2017D, 3.25% 11/1/2026	40,000	40,161
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	190,000	193,444
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2028	140,000	145,219
Illinois St Gen. Oblig. Series 2019 C, 4% 11/1/2044	25,000	22,852
Illinois St Gen. Oblig. Series DECEMBER 2021 A, 5% 12/1/2031	20,000	22,147
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 3% 12/1/2041	390,000	315,723
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2030	210,000	210,143
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2031	70,000	70,028
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	50,000	51,248
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2030	160,000	172,889
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2032	160,000	178,250
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	780,000	859,008
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	100,000	103,127
Illinois St Gen. Oblig. Series OCT 2020 C, 4% 10/1/2040	85,000	82,031
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2030	80,000	86,471
TOTAL GENERAL OBLIGATIONS		3,506,416
Health Care - 0.2%
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 3.25% 5/15/2039	160,000	143,321
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2016, 3.25% 11/15/2045	15,000	12,236
Illinois Finance Authority Rev (Advocate Aurora Health Inc Proj.) Series 2015, 4.125% 5/1/2045	125,000	116,337
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	80,000	56,503
TOTAL HEALTH CARE		328,397
Housing - 0.1%
Illinois Housing Development Authority Series 2023 H, 5.75% 10/1/2053	210,000	224,735
Special Tax - 1.0%
Chicago IL Board of Education Series 2016, 5.75% 4/1/2035	100,000	102,279
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2044	290,000	306,958
Illinois St Sales Tax Rev Series DECEMBER 2025 B, 5% 6/15/2036	340,000	382,641
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (b)	30,000	24,663
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2034 (National Public Finance Guarantee Corporation Insured) (b)	20,000	14,593
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (National Public Finance Guarantee Corporation Insured) (b)	10,000	5,964
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2032 (National Public Finance Guarantee Corporation Insured) (b)	20,000	16,135
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (b)	35,000	23,751
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2037 (National Public Finance Guarantee Corporation Insured) (b)	170,000	109,350
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2038 (National Public Finance Guarantee Corporation Insured) (b)	90,000	55,031
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (b)	650,000	235,362
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2002 A, 0% 12/15/2026 (b)	95,000	92,299
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2056 (Assured Guaranty Inc Insured) (b)	15,000	3,285
Sales Tax Securitization Corp Series 2017 A, 5% 1/1/2028	50,000	52,075
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2036	250,000	277,661
TOTAL SPECIAL TAX		1,702,047
Transportation - 1.4%
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2046	160,000	160,000
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	60,000	62,925
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2038	20,000	20,857
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	10,000	10,133
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (Build America Mutual Assurance Co Insured) (c)	35,000	32,832
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4.375% 1/1/2053 (c)	455,000	420,905
Chicago IL O'Hare Intl Arpt Rev Series 2025E, 5.5% 1/1/2060 (c)	210,000	218,347
Chicago IL O'Hare Intl Arpt Rev Series C, 5% 1/1/2037	100,000	100,113
Chicago IL O'Hare Intl Arpt Rev Series D, 5% 1/1/2047	370,000	371,094
Illinois St Toll Hwy Auth Hwy Rev 5% 1/1/2040	25,000	25,023
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	50,000	50,097
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2027	25,000	25,609
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2030	50,000	54,725
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2030	95,000	103,978
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2031	120,000	130,702
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	145,000	149,940
Illinois St Toll Hwy Auth Hwy Rev Series 2023 A, 5% 1/1/2044	40,000	42,210
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2033	405,000	465,797
TOTAL TRANSPORTATION		2,445,287
Water & Sewer - 0.0%
Chicago IL Wtr Rev Series 2000, 5% 11/1/2030	15,000	15,270
TOTAL ILLINOIS		8,609,068
Indiana - 0.6%
General Obligations - 0.2%
Fishers Town Hall Bldg Corp Ind Lease Rent Rev Series 2023 A, 5.75% 7/15/2058 (Build America Mutual Assurance Co Insured)	345,000	381,215
Health Care - 0.2%
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2017 C, 5% 11/1/2032	70,000	72,534
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023A, 5% 10/1/2053	175,000	178,424
Indiana Health & Edl Fac Fing Auth Rev (Ascension Health Credit Group Proj.) Series 2006B 8, 5% 11/15/2046	100,000	100,219
TOTAL HEALTH CARE		351,177
Special Tax - 0.0%
Indianapolis IN Loc Pub Impt Bd Bank Series 2019A, 5% 2/1/2054	25,000	25,334
Transportation - 0.1%
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2025D, 5% 1/15/2034	115,000	132,427
Water & Sewer - 0.1%
Indiana Finance Authority Series 2021 1, 3% 10/1/2040	45,000	39,826
Indianapolis IN Loc Pub Impt Bond Bank 0% 2/1/2028 (Ambac Assurance Corp Insured) (b)	5,000	4,680
Indianapolis Ind Wtr Sys Rev (Citizens Energy Group Water Proj.) Series 2018 A, 5% 10/1/2030	55,000	58,511
TOTAL WATER & SEWER		103,017
TOTAL INDIANA		993,170
Iowa - 0.0%
General Obligations - 0.0%
Iowa St Spl Oblig (Iowa St Proj.) Series 2019 A, 5% 6/1/2033	30,000	32,161
Kansas - 0.0%
General Obligations - 0.0%
Johnson & Miami Cntys Kans Uni Sch Dist No 230 Series B, 3% 9/1/2037	30,000	27,798
Kentucky - 1.4%
Electric Utilities - 0.1%
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 4% 9/1/2039	160,000	159,994
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 5% 9/1/2042	5,000	5,002
TOTAL ELECTRIC UTILITIES		164,996
General Obligations - 1.0%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2022 A 1, 4% tender 8/1/2052 (Morgan Stanley Guaranteed) (d)	100,000	100,969
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (d)	1,530,000	1,618,491
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2028	30,000	30,617
TOTAL GENERAL OBLIGATIONS		1,750,077
Health Care - 0.0%
Kentucky Eco Dev Fa Hlth Rev (Norton Healthcare Inc Proj.) 0% 10/1/2026 (National Public Finance Guarantee Corporation Insured) (b)	100,000	97,126
Resource Recovery - 0.2%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2008 A, 2% 2/1/2032 (c)	365,000	327,994
Water & Sewer - 0.1%
Louisville & Jefferson KY Swr Sys Rev Series 2016 A, 3% 5/15/2046	70,000	55,714
Louisville & Jefferson KY Swr Sys Rev Series 2017 A, 3.25% 5/15/2046	100,000	83,545
TOTAL WATER & SEWER		139,259
TOTAL KENTUCKY		2,479,452
Louisiana - 0.3%
Health Care - 0.3%
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (Womens Hospital Foundation Proj.) Series 2017 A, 4% 10/1/2041	50,000	48,555
Louisiana Pub Facs Auth Rev (Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/2047	190,000	190,041
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2017, 4% 5/15/2037	130,000	130,122
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 4% 5/15/2049	170,000	153,234
TOTAL HEALTH CARE		521,952
Special Tax - 0.0%
Jefferson LA Sales Tax Dist Series 2019 B, 4% 12/1/2042 (Assured Guaranty Inc Insured)	5,000	4,879
TOTAL LOUISIANA		526,831
Maryland - 0.6%
General Obligations - 0.4%
State of Maryland Gen. Oblig. Series 2018 A, 5% 3/15/2030	30,000	31,613
State of Maryland Gen. Oblig. Series 2020 SECOND A, 5% 8/1/2029	175,000	190,403
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2030	80,000	86,284
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2031	70,000	75,385
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2028	120,000	127,803
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2032	130,000	146,137
State of Maryland Gen. Oblig. Series SECOND 2020A, 5% 8/1/2035	55,000	59,927
TOTAL GENERAL OBLIGATIONS		717,552
Health Care - 0.0%
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2017 A, 4% 5/15/2047	65,000	59,444
Special Tax - 0.1%
State of Maryland Built to Learn Revenue Series 2021, 2.75% 6/1/2051	190,000	129,675
Transportation - 0.1%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 4% 8/1/2051 (c)	100,000	88,056
Maryland St Transn Auth Transn 3% 7/1/2047	145,000	112,635
TOTAL TRANSPORTATION		200,691
TOTAL MARYLAND		1,107,362
Maryland,Virginia - 0.1%
Special Tax - 0.1%
Washington Metropolitan Area Transit Authority Series 2021 A, 4% 7/15/2046	210,000	195,135
Massachusetts - 3.4%
Education - 0.4%
Massachusetts Development Finance Agency (Wellesley College, MA Proj.) Series 2018 L, 4% 7/1/2044	165,000	160,767
Massachusetts St Dev Fin Agy Rev (Boston University Mass Proj.) Series BB 1, 4% 10/1/2046	95,000	90,624
Massachusetts St Dev Fin Agy Rev (President and Fellows of Harvard College Proj.) Series 2016 A, 4% 7/15/2036	300,000	300,005
Massachusetts St Hlth & Ed Fac (Boston College,Ma Proj.) 5.5% 6/1/2035	65,000	77,016
TOTAL EDUCATION		628,412
General Obligations - 2.2%
Massachusetts St Gen. Oblig. 5% 1/1/2049	70,000	71,218
Massachusetts St Gen. Oblig. 5% 8/1/2053	150,000	155,856
Massachusetts St Gen. Oblig. 5% 9/1/2029	150,000	163,667
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2029	70,000	70,842
Massachusetts St Gen. Oblig. Series 2016B, 4% 7/1/2033	75,000	75,279
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2027	5,000	5,188
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2028	200,000	212,492
Massachusetts St Gen. Oblig. Series 2016G, 3% 9/1/2046	305,000	240,656
Massachusetts St Gen. Oblig. Series 2016G, 4% 9/1/2032	75,000	75,427
Massachusetts St Gen. Oblig. Series 2017 E, 5% 11/1/2026	20,000	20,415
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2040	15,000	15,395
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2041	200,000	204,754
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2044	20,000	20,335
Massachusetts St Gen. Oblig. Series 2018 B, 5% 7/1/2027	20,000	20,753
Massachusetts St Gen. Oblig. Series 2018C, 5% 9/1/2030	150,000	166,960
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2030	35,000	38,696
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2041	25,000	26,118
Massachusetts St Gen. Oblig. Series 2019 G, 3% 9/1/2039	200,000	185,914
Massachusetts St Gen. Oblig. Series 2020 A, 5% 3/1/2029	175,000	188,803
Massachusetts St Gen. Oblig. Series 2020 B, 2% 3/1/2034	170,000	152,257
Massachusetts St Gen. Oblig. Series 2020 D, 4% 11/1/2041	150,000	150,694
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2028	205,000	217,804
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2033	165,000	182,171
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2047	140,000	108,944
Massachusetts St Gen. Oblig. Series 2021 C, 5% 9/1/2029	50,000	54,556
Massachusetts St Gen. Oblig. Series 2023B, 5% 5/1/2034	20,000	23,002
Massachusetts St Gen. Oblig. Series 2024 A, 5% 3/1/2038	230,000	260,827
Massachusetts St Gen. Oblig. Series 2024 I, 5% 12/1/2049	220,000	230,560
Massachusetts St Gen. Oblig. Series 2024A, 5% 1/1/2054	50,000	51,775
Massachusetts St Gen. Oblig. Series 2024B, 5% 11/1/2032	55,000	63,341
Massachusetts St Gen. Oblig. Series A, 5% 4/1/2035	100,000	102,597
Massachusetts St Gen. Oblig. Series A, 5% 4/1/2047	155,000	156,364
TOTAL GENERAL OBLIGATIONS		3,713,660
Health Care - 0.1%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2048	160,000	161,975
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2020 C, 3% 10/1/2045 (Assured Guaranty Inc Insured)	10,000	7,890
Massachusetts St Dev Fin Agy Rev (Boston Medical Center Proj.) Series 2015D, 4% 7/1/2045	25,000	22,265
TOTAL HEALTH CARE		192,130
Special Tax - 0.6%
Mass Bay Tran Auth Assemnt Series 2022 A 2, 5% 7/1/2052	200,000	206,729
Mass Bay Tran Auth Sls Tax 5.25% 7/1/2028	20,000	21,414
Mass Bay Tran Auth Sls Tax Series 2023 A SUB A 1, 5.25% 7/1/2053	325,000	343,135
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2045	50,000	52,010
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016B, 5% 11/15/2046	10,000	10,052
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2030 (National Public Finance Guarantee Corporation Insured) (Escrowed to Maturity)	10,000	11,127
Massachusetts St Transn Fd Rev 5% 6/1/2047	20,000	20,190
Massachusetts St Transn Fd Rev 5% 6/1/2048	130,000	131,879
Massachusetts St Transn Fd Rev Series 2016B, 4% 6/1/2046	260,000	248,672
TOTAL SPECIAL TAX		1,045,208
Transportation - 0.0%
Massachusetts St Port Auth Rev Series 2019 B, 3% 7/1/2049	70,000	52,771
Water & Sewer - 0.1%
Massachusetts St Wtr Res Auth 5.25% 8/1/2030 (Assured Guaranty Inc Insured)	145,000	163,482
Massachusetts St Wtr Res Auth 5.25% 8/1/2032 (Assured Guaranty Inc Insured)	25,000	29,316
TOTAL WATER & SEWER		192,798
TOTAL MASSACHUSETTS		5,824,979
Michigan - 1.1%
General Obligations - 0.1%
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	60,000	47,732
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2016 I, 5% 10/15/2030	15,000	15,287
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2025 I, 5.25% 4/15/2060	100,000	106,229
TOTAL GENERAL OBLIGATIONS		169,248
Health Care - 0.4%
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2036	120,000	132,313
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 3% 11/15/2033	240,000	235,781
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 3.25% 11/15/2042	25,000	21,084
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 4% 11/15/2046	50,000	44,299
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2047	40,000	35,847
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	70,000	63,170
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019MI 1, 4% 12/1/2048	150,000	136,385
TOTAL HEALTH CARE		668,879
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2019B, 3.1% 12/1/2044	210,000	174,984
Michigan Hsg Dev Rental Hsg Series 2018 A, 4.05% 10/1/2048	100,000	91,437
Michigan St Hsg Dev Auth Sfmr (MI Single Family Mortgage Proj.) Series B, 3.1% 12/1/2031	50,000	49,882
TOTAL HOUSING		316,303
Special Tax - 0.2%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 4% 11/1/2048	10,000	9,069
Michigan St Trunk Line Fd 4% 11/15/2037	25,000	25,775
Michigan St Trunk Line Fd Series 2021 A, 4% 11/15/2040	80,000	81,534
Michigan St Trunk Line Fd Series 2021 A, 4% 11/15/2046	210,000	199,058
TOTAL SPECIAL TAX		315,436
Water & Sewer - 0.3%
Great Lakes Sewer Auth Mich Series 2023A, 5% 7/1/2038	25,000	28,054
Great Lakes Sewer Auth Mich Series C, 5% 7/1/2036	415,000	418,750
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2023A, 5% 7/1/2038	15,000	16,799
TOTAL WATER & SEWER		463,603
TOTAL MICHIGAN		1,933,469
Minnesota - 0.7%
General Obligations - 0.5%
Forest Lake Minn Inpt Sch Dist Series 2016 A, 3.25% 2/1/2046 (Minnesota St Guaranteed)	200,000	166,139
Minnesota St Gen. Oblig. Series 2021 A, 4% 9/1/2039	455,000	468,152
Owatonna MN Ind Sch Dist 761 Series 2020 A, 2.125% 2/1/2040 (Minnesota St Guaranteed)	145,000	111,795
TOTAL GENERAL OBLIGATIONS		746,086
Health Care - 0.0%
Apple Vy Minn Sr Living Rev (Minnesota Senior Living Proj.) Series 2016 A 1, 4.25% 1/1/2037	30,000	26,058
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2043	180,000	182,883
TOTAL HEALTH CARE		208,941
Housing - 0.2%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 H, 2.55% 1/1/2046	285,000	210,455
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2019 F, 3.75% 1/1/2050	65,000	65,047
TOTAL HOUSING		275,502
TOTAL MINNESOTA		1,230,529
Mississippi - 0.0%
General Obligations - 0.0%
Mississippi St Gen. Oblig. Series 2017 A, 5% 10/1/2030	65,000	67,711
Missouri - 0.6%
Health Care - 0.4%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 5% 7/1/2031	260,000	290,806
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 3.625% 11/15/2047	60,000	49,873
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2020, 4% 6/1/2053	190,000	164,917
Missouri Hlth & Edl Facs Rev (Mosaic Health Proj.) Series 2019A, 4% 2/15/2049	140,000	123,857
TOTAL HEALTH CARE		629,453
Special Tax - 0.1%
Bi-State Dev Agy MO Tran Sales Tax Approp Rev Series 2019, 4% 10/1/2048	180,000	165,801
Transportation - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2057 (Assured Guaranty Inc Insured) (c)	230,000	230,350
TOTAL MISSOURI		1,025,604
Nebraska - 0.4%
Education - 0.0%
University NE Facs Corp Rev Series 2021A, 4% 7/15/2062	85,000	76,017
Electric Utilities - 0.3%
Omaha Public Power District Series 2022 A, 4% 2/1/2042	40,000	40,158
Omaha Public Power District Series 2024 B, 5% 2/1/2035	325,000	375,306
TOTAL ELECTRIC UTILITIES		415,464
Health Care - 0.1%
Sarpy Cnty NE Hosp Auth No 1 Series 2016, 4% 5/15/2051	140,000	127,030
TOTAL NEBRASKA		618,511
Nevada - 0.1%
General Obligations - 0.0%
Clark Cnty NV Gen. Oblig. Series 2016B, 5% 11/1/2027	50,000	50,947
Special Tax - 0.1%
Las Vegas Convention & Visitors Authority Series 2018 B, 4% 7/1/2049	95,000	86,093
Transportation - 0.0%
Clark Cnty NV Arpt Rev Series 2019B, 5% 7/1/2042	40,000	41,476
TOTAL NEVADA		178,516
New Hampshire - 0.1%
Housing - 0.1%
National Fin Auth NH Affordable Hsg Ctfs Series 2025 1 CL A 2 Class A2, 5.15% tender 6/20/2041 (d)	204,711	213,774
New Jersey - 4.4%
Education - 0.2%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019 B, 3.25% 12/1/2039 (c)	10,000	9,724
New Jersey St Edl Facs Auth Rev (Princeton Univ Proj.) 5% tender 7/1/2064 (d)	100,000	116,518
New Jersey St Edl Facs Auth Rev (Trustees of Princeton University/The Proj.) Series 2024B, 5.25% 3/1/2054	200,000	215,401
TOTAL EDUCATION		341,643
Electric Utilities - 0.1%
NJ Econ Dev Auth (New Jersey Natural Gas Co Proj.) Series 2011 C, 3% 8/1/2041 (c)	205,000	173,093
Escrowed/Pre-Refunded - 0.2%
New Jersey Econom Dev Auth Rev Series 2016 AAA, 5% 6/15/2041 (Pre-refunded to 12/15/2026 at 100)	55,000	56,313
New Jersey Trans Trust Fund Auth 5% 6/15/2048 (Pre-refunded to 12/15/2032 at 100)	230,000	266,689
TOTAL ESCROWED/PRE-REFUNDED		323,002
General Obligations - 2.6%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series XX, 4.375% 6/15/2027	60,000	60,041
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2037	40,000	40,480
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	35,000	37,861
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2043	460,000	472,000
New Jersey St Gen. Oblig. 2% 6/1/2037	105,000	84,762
New Jersey St Gen. Oblig. 3% 6/1/2032	90,000	91,080
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (b)	90,000	87,573
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (b)	30,000	28,344
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (b)	20,000	17,799
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Inc Insured) (b)	45,000	40,204
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (b)	510,000	424,952
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (Assured Guaranty Inc Insured) (b)	40,000	32,313
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (b)	15,000	11,574
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (b)	140,000	103,875
New Jersey Trans Trust Fund Auth 0% 12/15/2037 (b)	45,000	28,874
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (b)	35,000	21,383
New Jersey Trans Trust Fund Auth 0% 12/15/2039 (b)	395,000	228,797
New Jersey Trans Trust Fund Auth 4% 6/15/2050	200,000	179,615
New Jersey Trans Trust Fund Auth 5% 6/15/2030	305,000	334,738
New Jersey Trans Trust Fund Auth 5% 6/15/2038	250,000	278,563
New Jersey Trans Trust Fund Auth 5% 6/15/2044	200,000	212,312
New Jersey Trans Trust Fund Auth 5% 6/15/2046	550,000	572,560
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	250,000	263,790
New Jersey Trans Trust Fund Auth Series 2019 AA, 4% 6/15/2036	20,000	20,321
New Jersey Trans Trust Fund Auth Series 2019 BB, 3.25% 6/15/2039	25,000	23,241
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2050	200,000	179,615
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	75,000	79,429
New Jersey Trans Trust Fund Auth Series 2020 AA, 5% 6/15/2050	160,000	162,336
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2040	250,000	247,943
TOTAL GENERAL OBLIGATIONS		4,366,375
Health Care - 0.1%
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2021 A, 3% 7/1/2051	250,000	190,271
Tobacco Bonds - 0.3%
Tobacco Settlement Fin Corp NJ Series 2018 A, 4% 6/1/2037	30,000	29,826
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2029	130,000	136,342
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2035	330,000	339,947
TOTAL TOBACCO BONDS		506,115
Transportation - 0.9%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 4.1% 6/15/2031	15,000	15,068
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2030	25,000	25,228
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2030	50,000	50,456
New Jersey Turnpike Authority 4.25% 1/1/2043	50,000	50,137
New Jersey Turnpike Authority 5% 1/1/2046	225,000	235,990
New Jersey Turnpike Authority 5.25% 1/1/2052	260,000	274,149
New Jersey Turnpike Authority Series 2017 A, 5% 1/1/2035	110,000	112,147
New Jersey Turnpike Authority Series 2017B, 4% 1/1/2035	30,000	30,496
New Jersey Turnpike Authority Series 2017B, 5% 1/1/2030	255,000	267,189
New Jersey Turnpike Authority Series 2017B, 5% 1/1/2032	200,000	209,122
New Jersey Turnpike Authority Series 2017E, 5% 1/1/2029	15,000	15,726
New Jersey Turnpike Authority Series 2017E, 5% 1/1/2031	155,000	162,285
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2055	110,000	117,812
TOTAL TRANSPORTATION		1,565,805
TOTAL NEW JERSEY		7,466,304
New Jersey,New York - 1.3%
Transportation - 1.3%
Port Auth NY & NJ 5% 11/15/2047	170,000	172,817
Port Auth NY & NJ 5% 9/15/2032 (c)	160,000	165,658
Port Auth NY & NJ 5.25% 11/15/2057	175,000	178,586
Port Auth NY & NJ Series 177TH, 4% 1/15/2043 (c)	195,000	183,211
Port Auth NY & NJ Series 198, 5% 11/15/2046	15,000	15,109
Port Auth NY & NJ Series 202, 5% 10/15/2034 (c)	580,000	592,081
Port Auth NY & NJ Series 209, 5% 7/15/2031	30,000	31,831
Port Auth NY & NJ Series 209, 5% 7/15/2034	70,000	73,890
Port Auth NY & NJ Series 222, 5% 7/15/2031	75,000	83,153
Port Auth NY & NJ Series 245, 5% 9/1/2038	235,000	268,542
Port Auth NY & NJ Series 246, 5% 9/1/2028 (c)	440,000	462,645
TOTAL NEW JERSEY,NEW YORK		2,227,523
New Mexico - 0.2%
Housing - 0.2%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2019 F, 3.5% 7/1/2050	25,000	24,929
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 Proj.) Series 2021 C CL I, 3% 1/1/2052	255,000	251,069
TOTAL HOUSING		275,998
Special Tax - 0.0%
New Mexico St Severance Tax Series 2022B, 5% 7/1/2031	135,000	152,010
TOTAL NEW MEXICO		428,008
New York - 17.8%
Education - 0.8%
New York St Dorm Auth Revs Non St Supportd Debt (Columbia Univ, NY Proj.) Series 2018B, 5% 10/1/2038	45,000	46,746
New York St Dorm Auth Revs Non St Supportd Debt (Columbia Univ, NY Proj.) Series A, 5% 10/1/2047	30,000	33,707
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) Series 2016 A, 4% 7/1/2043	165,000	150,792
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2016 A, 4% 7/1/2043	100,000	96,230
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2016 A, 5% 7/1/2029	60,000	60,690
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2018 A, 5% 7/1/2040	30,000	31,130
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020A, 4% 7/1/2050	130,000	119,968
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020A, 5% 7/1/2030	190,000	211,811
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2039	25,000	26,540
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2040	160,000	169,018
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) Series 2020A, 5% 9/1/2037	375,000	398,880
TOTAL EDUCATION		1,345,512
Electric Utilities - 0.4%
Long Island Pwr Auth NY Elec 0% 6/1/2029 (Assured Guaranty Inc Insured) (b)	90,000	80,701
Long Island Pwr Auth NY Elec Series 2016 B, 5% 9/1/2046	40,000	40,198
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2047	30,000	30,411
Long Island Pwr Auth NY Elec Series 2018, 5% 9/1/2035	20,000	21,106
Long Island Pwr Auth NY Elec Series 2024A, 5% 9/1/2034	220,000	260,135
New York St Pwr Auth Series 2024A, 5% 11/15/2035	200,000	235,739
TOTAL ELECTRIC UTILITIES		668,290
Escrowed/Pre-Refunded - 0.1%
New York St Dorm Auth St Pers Income Tax Rev Series 2017 A, 5% 2/15/2027	110,000	113,123
General Obligations - 2.3%
City of New York NY Gen. Oblig. 5.25% 2/1/2053	210,000	220,471
City of New York NY Gen. Oblig. Series 2008 L 6, 5% 4/1/2031	50,000	53,438
City of New York NY Gen. Oblig. Series 2018 1, 5% 8/1/2028	10,000	10,372
City of New York NY Gen. Oblig. Series 2018 B 1, 4% 10/1/2040	260,000	257,381
City of New York NY Gen. Oblig. Series 2018 C, 5% 8/1/2027	25,000	25,994
City of New York NY Gen. Oblig. Series 2019 D1, 4% 12/1/2041	50,000	49,154
City of New York NY Gen. Oblig. Series 2023 SUB F 1, 5% 8/1/2031	200,000	223,874
City of New York NY Gen. Oblig. Series A(A 1), 4% 8/1/2044	20,000	18,754
City of New York NY Gen. Oblig. Series A(A 1), 5% 8/1/2035	270,000	287,254
City of New York NY Gen. Oblig. Series B 1, 3.25% 10/1/2042	55,000	47,335
City of New York NY Gen. Oblig. Series C, 3% 8/1/2034	25,000	24,798
City of New York NY Gen. Oblig. Series E, 5% 8/1/2026	75,000	76,084
City of New York NY Gen. Oblig. Series FISCAL 2020 D 1, 4% 3/1/2042	125,000	122,454
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2032	70,000	75,280
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5.25% 10/1/2047	485,000	506,051
City of New York NY Gen. Oblig. Series FISCAL 2024 D, 5.25% 4/1/2054	220,000	229,553
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2035	115,000	132,097
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5% 9/1/2048	365,000	376,312
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2016 S 1, 5% 7/15/2026	50,000	50,045
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 3.625% 7/15/2047	155,000	135,153
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5% 7/15/2031	30,000	31,725
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5% 7/15/2034	275,000	289,453
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2023 SUB S 1A, 5% 7/15/2028	400,000	425,366
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series S 1, 5% 7/15/2035	35,000	36,044
New York St Dorm Auth Revs Non St Supported Debt (NY School Bond Program Proj.) 5% 10/1/2031 (Assured Guaranty Inc Insured)	225,000	239,374
New York St Gen. Oblig. 3.5% 3/1/2043	30,000	28,175
TOTAL GENERAL OBLIGATIONS		3,971,991
Health Care - 0.4%
Dutchess Cnty NY Loc Dev Corp Rev (Nuvance Health Proj.) Series 2016 B, 4% 7/1/2041	40,000	38,240
New York St Dorm Auth Revs Non St Supported Debt (Maimonides Medical Center Proj.) Series 2020, 3% 2/1/2050	55,000	39,968
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 3% 7/1/2034	120,000	116,153
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 5% 7/1/2030	50,000	54,391
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2018 A, 4% 8/1/2038	60,000	56,464
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2022 A, 4.25% 5/1/2052	40,000	36,666
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2022 A, 5% 5/1/2037	100,000	109,231
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2025A, 5% 5/1/2036	240,000	270,222
TOTAL HEALTH CARE		721,335
Housing - 0.5%
New York St Hsg Fin Agy Series 2019 P, 3.15% 11/1/2054	25,000	18,419
New York St Hsg Fin Agy Series 2024 B 2, 3.45% tender 11/1/2063 (d)	275,000	275,446
New York St Mtg Agy Rev (NY Mortgage Proj.) Series FORTY EIGHTH, 3.45% 10/1/2033	5,000	5,000
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 E 1, 3.25% 11/1/2049	30,000	23,268
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 E 1, 3.45% 5/1/2059	10,000	7,698
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 D 1B, 2.4% 11/1/2050	75,000	47,848
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 G 1, 2.15% 11/1/2036	180,000	153,123
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K 1, 2.45% 11/1/2041	160,000	122,749
NY City Hsg Dev Corp Multifamily Hsg Rev Series 2019 E 1, 3.15% 11/1/2044	275,000	230,902
State of New York Mortgage Agency (NY Mortgage Proj.) Series 220, 2.85% 10/1/2044	25,000	20,027
TOTAL HOUSING		904,480
Industrial Development - 0.3%
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.25% 10/1/2035	135,000	157,834
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.5% 10/1/2037	25,000	29,929
New York Liberty Dev Corp Series 2019 CL 2, 2.625% 9/15/2069	150,000	141,100
New York Liberty Dev Corp Series 2021A, 2.5% 11/15/2036	200,000	171,062
TOTAL INDUSTRIAL DEVELOPMENT		499,925
Other - 0.0%
New York St Dorm Auth Revs Non St Supported Debt (Rockefeller Univ, NY Proj.) 4% 7/1/2049	45,000	41,024
Special Tax - 7.9%
Battery Pk City Auth NY Rev Series 2019A, 5% 11/1/2049	190,000	194,679
Battery Pk City Auth NY Rev Series 2023 A, 5% 11/1/2053	145,000	150,940
Brooklyn Arena Local Dev Corp N Y Series A, 3% 7/15/2043 (Assured Guaranty Inc Insured)	25,000	19,681
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 4% 2/15/2036	120,000	120,834
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 4% 2/15/2044	35,000	33,219
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2030	55,000	56,480
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2039	40,000	40,754
Hudson Yds Infrastructure Corp NY Rev Series FISCAL 2022 A, 4% 2/15/2039	95,000	97,392
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2030	150,000	166,647
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2041	20,000	21,715
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2025 E, 4.125% 11/1/2053	705,000	658,236
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 B, 5% 5/1/2036	305,000	356,024
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB D 1, 5% 11/1/2035 (e)	370,000	434,121
New York NY City Transitional Fin Auth Rev 5% 11/1/2032	170,000	189,957
New York NY City Transitional Fin Auth Rev 5% 8/1/2045	50,000	50,761
New York NY City Transitional Fin Auth Rev Series 2017, 4% 5/1/2037	80,000	80,395
New York NY City Transitional Fin Auth Rev Series 2017, 5% 5/1/2040	15,000	15,026
New York NY City Transitional Fin Auth Rev Series 2018 A 2, 5% 8/1/2038	55,000	56,555
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2036	240,000	249,563
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2036	465,000	485,097
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 4% 11/1/2036	50,000	50,517
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 4% 11/1/2037	30,000	30,212
New York NY City Transitional Fin Auth Rev Series B 1, 4% 8/1/2038	100,000	100,654
New York NY City Transitional Fin Auth Rev Series B 1, 4% 8/1/2039	20,000	20,104
New York NY City Transitional Fin Auth Rev Series B1, 5% 11/1/2028	30,000	30,066
New York NY City Transitional Fin Auth Rev Series C, 5% 11/1/2026	40,000	40,814
New York NY City Transitional Fin Auth Rev Series FISCAL 2020 B 1, 4% 11/1/2045	415,000	386,456
New York NY City Transitional Fin Auth Rev Series FISCAL 2020A SUB A 3, 4% 5/1/2042	260,000	254,808
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2040	10,000	10,031
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 5% 5/1/2041	100,000	105,485
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 4% 11/1/2035	80,000	82,120
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 5% 11/1/2031	150,000	166,319
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 3% 2/1/2051	255,000	188,171
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2038	100,000	101,267
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2044	30,000	28,645
New York NY City Transitional Fin Auth Rev Series FISCAL 2022C SUB C 1, 5% 2/1/2037	100,000	109,881
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5% 11/1/2033	175,000	199,059
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5.25% 2/1/2047	440,000	461,849
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2038	235,000	263,135
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2043	75,000	76,008
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2044	210,000	212,599
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024A, 5% 3/15/2051	200,000	207,411
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024A, 5% 3/15/2055	255,000	263,909
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2018A, 5% 3/15/2032	50,000	53,082
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2039	100,000	105,003
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2040	90,000	93,934
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	165,000	122,884
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 4% 3/15/2054	595,000	537,383
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5.25% 3/15/2048	600,000	633,561
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2042	15,000	15,483
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2044	25,000	25,651
New York State Dormitory Authority (New York State Pit Proj.) 3% 3/15/2049	105,000	78,141
New York State Dormitory Authority (New York State Pit Proj.) 5% 2/15/2039	15,000	15,406
New York State Dormitory Authority (New York State Pit Proj.) 5% 2/15/2043	50,000	50,886
New York State Dormitory Authority (New York State Pit Proj.) Series 2025A, 5% 3/15/2055	570,000	587,029
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2045	65,000	60,641
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2049	85,000	77,235
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 5% 3/15/2036	500,000	544,337
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021A 1, 4% 3/15/2058	135,000	121,468
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) 5% 3/15/2048	355,000	366,463
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 4% 3/15/2043	5,000	4,845
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 4% 3/15/2046	75,000	69,617
NY Mta Dedicated Tax Fund Series 2012A, 0% 11/15/2032 (b)	225,000	182,054
NY Mta Dedicated Tax Fund Series 2012A, 3% 11/15/2028	190,000	190,003
NY Mta Dedicated Tax Fund Series 2016 A, 5.25% 11/15/2028	150,000	153,284
NY Payroll Mobility Tax 4% 5/15/2046	910,000	841,858
NY Payroll Mobility Tax Series 2021 C 2, 3% 5/15/2033	390,000	390,951
NY Payroll Mobility Tax Series 2021 SUB C 3, 4% 5/15/2051	540,000	487,536
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2022 A, 4% 5/15/2052	215,000	196,720
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2022 A, 5.25% 5/15/2057	480,000	499,397
TOTAL SPECIAL TAX		13,372,448
Tobacco Bonds - 0.0%
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2032	75,000	76,430
Transportation - 3.4%
Metropolitan Transn Auth NY Rv 4% 11/15/2049	25,000	22,420
Metropolitan Transn Auth NY Rv Series 2015B, 4% 11/15/2045	250,000	224,140
Metropolitan Transn Auth NY Rv Series 2016 B, 5% 11/15/2037	325,000	328,932
Metropolitan Transn Auth NY Rv Series 2016 D, 3% 11/15/2032	50,000	47,312
Metropolitan Transn Auth NY Rv Series 2017 D, 4% 11/15/2042	95,000	89,594
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2034	55,000	55,447
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2035	245,000	246,321
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	25,000	26,262
Metropolitan Transn Auth NY Rv Series 2018 B, 5% 11/15/2027	20,000	20,875
Metropolitan Transn Auth NY Rv Series 2019 B, 4% 11/15/2049 (Assured Guaranty Inc Insured)	40,000	35,757
Metropolitan Transn Auth NY Rv Series 2019 B, 5% 11/15/2052	650,000	654,607
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2052	20,000	17,466
Metropolitan Transn Auth NY Rv Series 2021 A 1, 4% 11/15/2049	130,000	114,871
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2044	25,000	26,257
Metropolitan Transn Auth NY Rv Series C 1, 4% 11/15/2046	120,000	107,023
Metropolitan Transn Auth NY Rv Series C 2, 3% 11/15/2038	25,000	21,022
New York St Twy Auth Gen Rev 5.25% 1/1/2056	250,000	250,087
New York St Twy Auth Gen Rev Series 2016 A, 5% 1/1/2051	30,000	30,005
New York St Twy Auth Gen Rev Series 2019 B, 3% 1/1/2046	300,000	230,684
New York St Twy Auth Gen Rev Series L, 5% 1/1/2034	70,000	73,163
New York St Twy Auth Gen Rev Series N, 4% 1/1/2047	250,000	237,329
New York St Twy Auth Gen Rev Series P, 5% 1/1/2031	25,000	28,213
New York St Twy Auth Gen Rev Series P, 5% 1/1/2033	10,000	11,618
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2030 (c)	30,000	30,899
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 4.375% 10/1/2045 (c)	330,000	307,287
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (c)	150,000	161,211
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.125% 6/30/2060 (Assured Guaranty Inc Insured) (c)	200,000	200,832
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.375% 6/30/2060 (c)	750,000	750,270
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.25% 12/31/2054 (Assured Guaranty Inc Insured) (c)	250,000	253,449
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 1/1/2051 (Assured Guaranty Inc Insured) (c)	30,000	26,341
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 7/1/2041 (c)	30,000	28,267
Port Auth NY & NJ Series 245, 5% 9/1/2054	110,000	114,809
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 4% 11/1/2034 (c)	75,000	76,339
Triborough Brdg & Tunl NY Revs 5% 11/15/2031	200,000	227,771
Triborough Brdg & Tunl NY Revs Series 2012B, 0% 11/15/2032 (b)	290,000	235,124
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2030 (b)	105,000	90,816
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2032 (b)	35,000	28,186
Triborough Brdg & Tunl NY Revs Series 2016A, 5% 11/15/2031	100,000	100,696
Triborough Brdg & Tunl NY Revs Series 2018 C, 5% 11/15/2037	25,000	26,224
Triborough Brdg & Tunl NY Revs Series 2019A, 5% 11/15/2049	45,000	45,833
Triborough Brdg & Tunl NY Revs Series B, 5% 11/15/2036	90,000	92,366
TOTAL TRANSPORTATION		5,696,125
Water & Sewer - 1.7%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2023 B, 5% 6/15/2032	210,000	243,052
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2024A, 5% 6/15/2037	15,000	17,296
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2024A, 5% 6/15/2038	85,000	97,264
New York NY Cty Muni Wtr Fin Auth 4% 6/15/2052	480,000	433,600
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2047	60,000	60,628
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2049	65,000	66,512
New York NY Cty Muni Wtr Fin Auth Series 2017 EE, 5% 6/15/2036	60,000	61,745
New York NY Cty Muni Wtr Fin Auth Series 2018 AA, 5% 6/15/2037	5,000	5,135
New York NY Cty Muni Wtr Fin Auth Series 2018 FF, 5% 6/15/2040	135,000	139,691
New York NY Cty Muni Wtr Fin Auth Series 2019 DD 1, 4% 6/15/2049	165,000	151,583
New York NY Cty Muni Wtr Fin Auth Series 2019 FF 2, 4% 6/15/2037	80,000	80,873
New York NY Cty Muni Wtr Fin Auth Series 2020 AA, 5% 6/15/2027	150,000	155,588
New York NY Cty Muni Wtr Fin Auth Series 2020 BB1, 5% 6/15/2049	195,000	199,762
New York NY Cty Muni Wtr Fin Auth Series DD, 5% 6/15/2048	15,000	15,217
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 CC 1, 4% 6/15/2049	35,000	32,129
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 FF, 5% 6/15/2041	190,000	201,051
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 SUB AA 1, 3.5% 6/15/2048	30,000	25,127
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5% 6/15/2051	255,000	264,744
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5.25% 6/15/2053	540,000	570,083
New York St Env Facs Corp Rev Series 2019 A, 5% 2/15/2049	30,000	31,090
Suffolk Cnty NY Wtr Auth Wtrwk Series 2018 A, 4% 6/1/2041	45,000	45,303
TOTAL WATER & SEWER		2,897,473
TOTAL NEW YORK		30,308,156
North Carolina - 0.7%
General Obligations - 0.2%
Mecklenburg Cnty NC Series 2022, 5% 9/1/2032	130,000	150,063
North Carolina St Gen. Oblig. Series 2016 A, 5% 6/1/2027	70,000	70,673
North Carolina St Gen. Oblig. Series 2018 A, 5% 6/1/2029	45,000	47,747
State of North Carolina (North Carolina St Proj.) Series 2020 B, 5% 5/1/2029	20,000	21,625
TOTAL GENERAL OBLIGATIONS		290,108
Health Care - 0.0%
North Carolina Med Care Commn Health Care Facs Rev (Duke Univ Health System Inc Proj.) Series 2016 A, 5% 6/1/2028	65,000	68,689
Housing - 0.2%
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 57 A, 6.25% 1/1/2056	260,000	292,266
Transportation - 0.3%
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2031	110,000	118,027
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2033	75,000	80,170
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2034	40,000	42,654
North Carolina Tpk Auth Triangle Expwy Sys Rev 0% 1/1/2037 (Assured Guaranty Inc Insured) (b)	275,000	182,609
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2009B, 0% 1/1/2038 (Assured Guaranty Inc Insured) (b)	110,000	69,436
TOTAL TRANSPORTATION		492,896
TOTAL NORTH CAROLINA		1,143,959
North Dakota - 0.0%
Housing - 0.0%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 2.25% 7/1/2041	50,000	38,314
Ohio - 2.2%
Education - 0.1%
Ohio St Univ Gen Rcpts Series 2026 A, 5% 6/1/2035 (e)	165,000	193,802
General Obligations - 0.2%
City of Columbus OH Gen. Oblig. Series 2016 A, 4% 8/15/2027	45,000	45,045
Southwest Licking OH Local Sch Dist Series 2017 A, 3.375% 11/1/2047	10,000	8,202
State of Ohio Gen. Oblig. Series 2017C, 5% 8/1/2026	25,000	25,362
State of Ohio Gen. Oblig. Series 2021 B, 5% 9/15/2031	215,000	244,118
TOTAL GENERAL OBLIGATIONS		322,727
Health Care - 0.8%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) Series 2015A, 4% 11/1/2044	265,000	238,802
Chillicothe Ohio Hosp Facs Rev (Adena Health Sys Proj.) Series 2017, 5% 12/1/2037	100,000	101,850
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5% 2/15/2052	55,000	51,943
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2020 A, 4% 8/15/2050	20,000	17,935
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) 5% 1/15/2041	20,000	20,004
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2028	100,000	104,627
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2027	175,000	178,969
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2031	215,000	224,742
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2032	160,000	166,882
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2033	40,000	41,628
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	285,000	265,657
TOTAL HEALTH CARE		1,413,039
Housing - 0.3%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021A, 3% 3/1/2052	90,000	88,641
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2021 C, 2.7% 9/1/2046	485,000	364,643
TOTAL HOUSING		453,284
Special Tax - 0.1%
Franklin Cnty Ohio Sales Tax Rev Series 2018, 5% 6/1/2048	30,000	30,608
Hamilton OH Sales Tax 0% 12/1/2028 (Ambac Assurance Corp Insured) (b)	235,000	214,675
TOTAL SPECIAL TAX		245,283
Tobacco Bonds - 0.2%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	320,000	338,335
Transportation - 0.3%
Columbus OH Regl Arpt Au Rev 5% 1/1/2038 (c)	250,000	273,223
Ohio St Tpk Commn Tpk Rev 5% 2/15/2051	50,000	51,564
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2037 (b)	20,000	13,639
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2041 (b)	60,000	32,861
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2043 (b)	25,000	12,057
TOTAL TRANSPORTATION		383,344
Water & Sewer - 0.2%
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev 5% 12/1/2033	30,000	34,957
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2017 A, 5% 12/1/2028	30,000	31,050
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2019 B, 3% 6/1/2046	90,000	70,264
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2040	80,000	85,232
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 6/1/2033	90,000	98,912
Ohio Water Dev Authority (Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Proj.) Series 2019A, 5% 6/1/2027	55,000	56,954
TOTAL WATER & SEWER		377,369
TOTAL OHIO		3,727,183
Oklahoma - 0.4%
Health Care - 0.0%
OK Dev Fin Auth Health Sys Rev (OU Medicine Inc Proj.) Series 2018 B, 4% 8/15/2048 (Assured Guaranty Inc Insured)	140,000	126,469
Special Tax - 0.1%
Edmond OK Pub Wks Auth Sales Tax & Util Sys Rev Series 2017, 4% 7/1/2047	145,000	134,933
Transportation - 0.3%
Oklahoma St Tpk Auth Tpk Rev 4.25% 1/1/2055 (Assured Guaranty Inc Insured)	475,000	453,113
Oklahoma St Tpk Auth Tpk Rev Series 2017 A, 4% 1/1/2047	35,000	32,784
TOTAL TRANSPORTATION		485,897
Water & Sewer - 0.0%
Oklahoma St Wtr Res Brd Rev Fd Series 2023 A, 4.125% 4/1/2053	20,000	18,620
TOTAL OKLAHOMA		765,919
Oregon - 0.4%
General Obligations - 0.2%
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2039 (Oregon St Guaranteed) (b)	155,000	91,207
Deschutes Ore Pub Libr Dist Gen. Oblig. Series 2021, 3% 12/1/2041	205,000	177,352
TOTAL GENERAL OBLIGATIONS		268,559
Health Care - 0.2%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 4% 8/15/2050	100,000	87,559
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2045	50,000	51,026
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) Series 2022 A, 5% 6/1/2052	230,000	232,857
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	45,000	32,398
TOTAL HEALTH CARE		403,840
TOTAL OREGON		672,399
Pennsylvania - 4.0%
Education - 0.0%
Delaware Cnty PA College Rev (Haverford College Proj.) Series 2017 A, 5% 10/1/2042	5,000	5,058
General Obligations - 0.7%
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Inc Insured)	60,000	59,087
Pennsylvania St Gen. Oblig. 5% 9/1/2032	15,000	17,225
Pennsylvania St Gen. Oblig. 5% 9/15/2029	100,000	101,597
Pennsylvania St Gen. Oblig. Series 2016, 3% 9/15/2036	45,000	43,303
Pennsylvania St Gen. Oblig. Series 2018, 3.75% 3/1/2039 (Assured Guaranty Inc Insured)	510,000	511,429
Pennsylvania St Gen. Oblig. Series FIRST 2021, 2% 5/15/2039	200,000	155,960
Pennsylvania St Gen. Oblig. Series FIRST 2022, 5% 10/1/2032	40,000	45,983
Pennsylvania St Gen. Oblig. Series FIRST 2022, 5% 10/1/2038	20,000	21,969
Pennsylvania St Gen. Oblig. Series SECOND 2016, 5% 1/15/2028	145,000	148,645
Philadelphia PA Sch Dist 5% 6/1/2027 (National Public Finance Guarantee Corporation Insured)	50,000	51,600
Philadelphia PA Sch Dist Series 2018 B, 4% 9/1/2043 (Assured Guaranty Inc Insured)	30,000	29,254
Philadelphia PA Sch Dist Series 2019 A, 5% 9/1/2044	55,000	56,179
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 4% 12/1/2031	110,000	111,346
TOTAL GENERAL OBLIGATIONS		1,353,577
Health Care - 1.2%
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 4% 4/1/2038	5,000	4,965
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 5% 4/1/2027	150,000	153,496
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 5% 4/1/2032	300,000	311,959
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2031	160,000	170,834
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2032	450,000	478,665
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2033	110,000	116,458
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 4% 2/15/2039	200,000	198,423
Lancaster Cnty PA Hosp Aut Rev (Univ of Penn Health Systems Proj.) Series 2016 A, 5% 8/15/2042	10,000	10,055
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2012B, 4% 7/1/2043	40,000	37,228
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	90,000	80,691
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2022 B, 3.125% 5/1/2053 (Assured Guaranty Inc Insured)	190,000	137,863
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2020 A, 4% 4/15/2050	25,000	22,022
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp of Phil, PA Proj.) Series 2017, 4% 7/1/2037	5,000	4,993
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 5% 9/1/2042	200,000	201,539
TOTAL HEALTH CARE		1,929,191
Housing - 0.4%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 124A, 4% 10/1/2038 (c)	40,000	39,996
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2017 125 B, 3.65% 10/1/2042	140,000	130,916
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series B, 3.45% 10/1/2032	5,000	5,000
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2019 129, 3.15% 10/1/2039	220,000	203,209
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 136, 2.07% 10/1/2036	210,000	175,735
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	110,000	114,370
TOTAL HOUSING		669,226
Other - 0.1%
Chester Cnty PA Indl Dev Auth (Longwood Gardens Proj.) Series 2021, 4% 12/1/2046	165,000	155,720
Special Tax - 0.1%
Pennsylvania St Tpk Comm Oil Franchise Tax Rev Series 2021 B, 4% 12/1/2053 (Pacific Life Insurance Co Guaranteed)	130,000	118,967
Transportation - 1.4%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (c)	465,000	465,061
Delaware Riv Port Auth PA & NJ Series 2018 A, 5% 1/1/2032	20,000	21,373
Pennslyvania Dev Fing Auth Rev (Plenary Walsh Keystone Partners LLC Proj.) Series 2015, 4.125% 12/31/2038 (c)	25,000	24,143
Pennsylvania Econ Dev Fing Auth Private Activity Rev (PA Dot Major Bridges I Proj.) 5% 12/31/2057 (Assured Guaranty Inc Insured) (c)	275,000	271,227
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2040	50,000	51,366
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2035	35,000	37,655
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2049	200,000	205,900
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2045	180,000	170,985
Pennsylvania Turnpike Commission Series 2024, 5% 12/1/2040	850,000	947,561
Pennsylvania Turnpike Commission Series A 1, 4% 12/1/2041	60,000	59,998
Pennsylvania Turnpike Commission Series B 1, 5.25% 6/1/2047	55,000	55,726
TOTAL TRANSPORTATION		2,310,995
Water & Sewer - 0.1%
Philadelphia PA Wtr & Wastewtr Series 2021 C, 4% 10/1/2051	230,000	210,065
Pittsburgh PA Wtr & Swr Auth 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	20,000	18,482
TOTAL WATER & SEWER		228,547
TOTAL PENNSYLVANIA		6,771,281
South Carolina - 1.7%
Electric Utilities - 1.0%
South Carolina St Svc Auth Rev 3% 12/1/2041	30,000	24,176
South Carolina St Svc Auth Rev 4% 12/1/2037	265,000	267,770
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2033	525,000	529,318
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2035	545,000	549,083
South Carolina St Svc Auth Rev Series 2021B, 4% 12/1/2047	45,000	40,700
South Carolina St Svc Auth Rev Series 2022 A, 5% 12/1/2044	125,000	129,802
South Carolina St Svc Auth Rev Series B, 5% 12/1/2041	200,000	201,693
TOTAL ELECTRIC UTILITIES		1,742,542
General Obligations - 0.1%
Patriots Energy Group Financing Agency Series 2023 A 1, 5.25% tender 10/1/2054 (Sumitomo Mitsui Banking Corp/New York Guaranteed) (d)	190,000	203,023
Health Care - 0.4%
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2038	300,000	330,636
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2050	200,000	212,311
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2054	105,000	110,761
TOTAL HEALTH CARE		653,708
Special Tax - 0.0%
South Carolina Trans Infrastructure Bank Rev Series 2017 A, 5% 10/1/2038	85,000	87,497
Transportation - 0.1%
South Carolina St Ports Auth Series 2019 A, 5% 7/1/2054	115,000	116,366
Water & Sewer - 0.1%
Charleston SC Wtrwks & Swr Series 2022, 5% 1/1/2047	130,000	136,208
TOTAL SOUTH CAROLINA		2,939,344
Tennessee - 0.7%
Education - 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2021, 4% 5/1/2051	30,000	26,533
Tennessee St Sch Bd Auth (University of Tennessee Proj.) Series 2017A, 5% 11/1/2042	105,000	107,008
TOTAL EDUCATION		133,541
General Obligations - 0.3%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. 5% 1/1/2029	225,000	241,421
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. 5% 1/1/2031	300,000	335,679
Tennessee Engy Acq Crp Gas Rev 5% 2/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	15,000	15,149
Tennessee Engy Acq Crp Gas Rev 5.25% 9/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	15,000	15,153
TOTAL GENERAL OBLIGATIONS		607,402
Health Care - 0.2%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 3.25% 8/1/2044	30,000	24,622
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (Covenant Health TN Proj.) Series 2016 A, 4% 1/1/2042	10,000	9,971
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (East Tenn Children's Hospital Proj.) Series 2019, 4% 11/15/2043	55,000	51,819
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2016 A, 5% 7/1/2040	70,000	70,379
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2017A, 5% 7/1/2048	160,000	160,624
TOTAL HEALTH CARE		317,415
Transportation - 0.1%
Metro Nashville Arpt Auth Rev Series 2019A, 4% 7/1/2049	90,000	84,206
Metro Nashville Arpt Auth Rev Series 2019A, 4% 7/1/2054	35,000	32,063
Metro Nashville Arpt Auth Rev Series 2019A, 5% 7/1/2044	65,000	67,280
TOTAL TRANSPORTATION		183,549
TOTAL TENNESSEE		1,241,907
Texas - 7.0%
Education - 0.9%
Arlington Higher Education Finance Corp Series 2021 A, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	210,000	162,679
Board of Regents of the University of Texas System Series 2017 B, 3.375% 8/15/2044	40,000	35,211
Board of Regents of the University of Texas System Series 2019 A, 5% 8/15/2031	85,000	92,057
Board of Regents of the University of Texas System Series 2020 A, 3.5% 8/15/2050	55,000	45,990
Board of Regents of the University of Texas System Series 2024B, 5% 8/15/2029	175,000	190,191
Board of Regents of the University of Texas System Series 2024B, 5% 8/15/2035	255,000	300,834
Clifton Higher Education Finance Corp (IDEA Public Schools Proj.) Series 2021 T, 4% 8/15/2047	25,000	23,178
University TX Perm Univ Fd Series 2024 A, 5% 7/1/2037	200,000	228,921
University TX Perm Univ Fd Series 2024B, 5% 7/1/2038	200,000	227,190
Waco Texas Educat Fin Corp Rev (Baylor University Proj.) 4% 3/1/2046	205,000	188,028
TOTAL EDUCATION		1,494,279
Electric Utilities - 0.3%
Matagorda Cnty TX Nav Dist No1 (AEP Texas Central Co Proj.) 4.4% 5/1/2030 (Ambac Assurance Corp Insured)	20,000	20,863
San Antonio TX Elec & Gas Rev Series 2015, 5% 2/1/2027	40,000	40,072
San Antonio TX Elec & Gas Rev Series 2019, 5% 2/1/2035	140,000	150,360
San Antonio TX Elec & Gas Rev Series 2023A, 5% 2/1/2032	100,000	112,997
San Antonio TX Elec & Gas Rev Series 2024D, 5.25% 2/1/2049	170,000	181,288
TOTAL ELECTRIC UTILITIES		505,580
Escrowed/Pre-Refunded - 0.0%
Midland County Fresh Water Supply District No 1 Series 2012 A, 0% 9/15/2035 (Pre-refunded to 9/15/2027 at 68.05) (b)	5,000	3,223
General Obligations - 2.3%
Austin TX Indpt Sch Dist 5% 8/1/2041	220,000	237,323
Cleveland TX Indpt Sch Dist Series 2020 A, 4% 2/15/2052 (Permanent Sch Fund of Texas Guaranteed)	150,000	139,457
Conroe TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	235,000	266,745
Cypress-Fairbanks TX Isd Series 2023, 4% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	415,000	391,333
Dallas TX ISD 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	260,000	299,046
Dallas TX ISD Series 2019 B, 4% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	20,000	20,714
Denton Independent School District Series 2023, 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	210,000	240,912
Eagle Mtn & Saginaw TX Isd Series 2019, 4% 8/15/2050 (Permanent Sch Fund of Texas Guaranteed)	105,000	96,510
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2046	100,000	93,925
Klein TX Indpt Sch Dist Series 2017, 4% 8/1/2046	215,000	198,795
Lamar TX Isd Series 2023 A, 5% 2/15/2053 (Permanent Sch Fund of Texas Guaranteed)	200,000	206,032
Leander Independent School District Series 2016 A, 0% 8/16/2044 (Permanent Sch Fund of Texas Guaranteed) (b)	10,000	4,259
Northwest Tex Indpt Sch Dist Series 2025, 5% 2/15/2055 (Permanent Sch Fund of Texas Guaranteed)	190,000	196,914
Plano Independent School District 5% 2/15/2028	150,000	157,671
Prosper Tex Indpt Sch Dist Series 2023, 4% 2/15/2053	20,000	18,123
San Jacinto TX Cmnty College Dist Gen. Oblig. Series 2019A, 5% 2/15/2044	175,000	180,114
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (d)	250,000	265,671
Texas Municipal Gas Acquisition And Supply Corp VI Series 2025, 5% 1/1/2036 (Bank of America Corp Guaranteed)	180,000	192,631
Texas State Gen. Oblig. Series 2015 A, 5% 10/1/2026	100,000	100,177
Texas State Gen. Oblig. Series 2016 A, 5% 4/1/2030	50,000	50,243
Texas State Gen. Oblig. Series A, 5% 10/1/2033	50,000	51,982
Texas State Gen. Oblig. Series B, 5% 10/1/2029	100,000	104,304
Texas State Gen. Oblig. Series B, 5% 10/1/2033	25,000	25,991
Waller TX Indpt Sch Dist Series 2020, 4% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	100,000	92,709
TOTAL GENERAL OBLIGATIONS		3,631,581
Health Care - 0.3%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, TX Proj.) Series 2015, 4% 12/1/2045	75,000	68,637
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 B, 5% 7/1/2032	360,000	381,654
TOTAL HEALTH CARE		450,291
Housing - 0.0%
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3% 3/1/2050	30,000	23,172
Other - 0.3%
Katy TX Ind Sch Dist Series 2025, 5% 2/15/2050	130,000	136,126
Texas State Gen. Oblig. Series 2025, 5% 10/1/2035	360,000	425,980
TOTAL OTHER		562,106
Special Tax - 0.2%
Dallas TX Rapid Transit Sales Tax Rev Series 2016 B, 4% 12/1/2038	350,000	350,195
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2048 (Assured Guaranty Inc Insured) (b)	10,000	3,197
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2049 (Assured Guaranty Inc Insured) (b)	25,000	7,579
TOTAL SPECIAL TAX		360,971
Transportation - 1.6%
Central TX Regl Mobility Auth Rev Series 2016, 3.375% 1/1/2041	20,000	17,800
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2038	75,000	77,915
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2030	55,000	61,104
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2031	70,000	77,398
Dallas Fort Worth International Airport Series 2020 B, 5% 11/1/2033	65,000	71,270
Dallas Fort Worth International Airport Series 2021 A, 3% 11/1/2040	315,000	270,934
Dallas Fort Worth International Airport Series 2022B, 4% 11/1/2045	20,000	18,912
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2034 (c)	170,000	190,406
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2035 (c)	200,000	222,402
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2037	40,000	41,663
Grand Parkway Transportation Corp Series 2018 A, 5% 10/1/2048	250,000	254,475
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 4% 8/15/2048	40,000	36,264
Harris Cnty TX (Harris County Toll Road Auth Proj.) Series 2016 A, 5% 8/15/2035	140,000	141,498
North TX Twy Auth Rev 0% 1/1/2030 (Assured Guaranty Inc Insured) (b)	35,000	31,071
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (b)	5,000	3,719
North TX Twy Auth Rev 0% 1/1/2036 (Assured Guaranty Inc Insured) (b)	65,000	46,313
North TX Twy Auth Rev Series 2018, 4.25% 1/1/2049	55,000	49,971
North TX Twy Auth Rev Series 2018, 5% 1/1/2048	20,000	20,252
North TX Twy Auth Rev Series 2024A, 5% 1/1/2032	300,000	339,329
North TX Twy Auth Rev Series B, 4% 1/1/2036 (Assured Guaranty Inc Insured)	185,000	185,542
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	40,000	40,348
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2040	100,000	98,173
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2019, 5% 6/30/2058 (c)	170,000	165,806
Texas Private Activity Bd Surface Transn Corp Rev Series 2019 A, 5% 12/31/2032	75,000	80,291
Texas St Tpk Auth Cent TX Tpk Sys Rev (Central Texas Turnpike Proj.) 0% 8/15/2029 (Ambac Assurance Corp Insured) (b)	35,000	31,472
Texas Transportation Finance Corp (Sh 288 Tollroad Proj.) Series 2025A, 5.25% 10/1/2055	200,000	211,568
TOTAL TRANSPORTATION		2,785,896
Water & Sewer - 1.1%
Houston TX Util Sys Rev 3% 11/15/2047	220,000	165,493
Houston TX Util Sys Rev 4% 11/15/2049	25,000	22,572
Houston TX Util Sys Rev Series 2019B, 4% 11/15/2044	55,000	52,631
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2036	20,000	22,756
North TX Muni Wtr Dist TX Wtr Sys Rev Series 2025, 5% 9/1/2055	110,000	113,926
San Antonio TX Wtr Rev Series 2021 A, 4% 5/15/2051	300,000	270,609
Texas Wtr Dev Brd 3% 10/15/2040	100,000	88,878
Texas Wtr Dev Brd Series 2017 A, 5% 10/15/2047	60,000	60,737
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2032	50,000	51,214
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2037	40,000	40,406
Texas Wtr Dev Brd Series 2019 A, 3% 10/15/2039	375,000	343,740
Texas Wtr Dev Brd Series 2019 A, 4% 10/15/2049	355,000	328,712
Texas Wtr Dev Brd Series 2023 A, 4.75% 10/15/2043	160,000	166,558
Texas Wtr Dev Brd Series 2025, 4.8% 10/15/2056	225,000	226,397
TOTAL WATER & SEWER		1,954,629
TOTAL TEXAS		11,771,728
Utah - 0.6%
Electric Utilities - 0.1%
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2033	145,000	163,631
Health Care - 0.0%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 5% 5/15/2046	35,000	35,073
Transportation - 0.5%
Salt Lake City UT Arpt Rev 5% 7/1/2051 (c)	320,000	322,646
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (c)	525,000	540,884
TOTAL TRANSPORTATION		863,530
TOTAL UTAH		1,062,234
Virginia - 1.6%
Education - 0.2%
University VA Univ Revs Series 2017 A, 5% 4/1/2042	225,000	229,212
Virginia College Bldg Auth VA Edl Facs Rev Pub Higher Ed Fing Prog (Virginia College Bldg Auth Edl Proj.) Series 2016 A, 3% 9/1/2026	55,000	55,107
TOTAL EDUCATION		284,319
General Obligations - 0.8%
Chesterfield Cnty VA Economic Dev Auth Rev (Chesterfield Cnty VA Proj.) 4% 4/1/2050	80,000	75,262
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019 C, 5% 2/1/2030	15,000	16,131
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 5% 2/1/2029	95,000	102,186
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2036	110,000	105,784
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 5% 2/1/2030	160,000	175,801
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2023 A, 5% 2/1/2030	235,000	258,208
Virginia Comwlth Transn Brd Tr Series 2022, 4% 5/15/2047	50,000	47,586
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2017A, 5% 8/1/2027	300,000	311,933
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2017A, 5% 8/1/2028	355,000	368,899
TOTAL GENERAL OBLIGATIONS		1,461,790
Health Care - 0.4%
Fairfax Cnty VA Indl Dev Auth Health Care Rev (Inova Health System Proj.) Series 2022, 5% 5/15/2029	185,000	199,590
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2020 D, 5% tender 7/1/2053 (d)	100,000	107,728
Virginia Small Business Fing Auth Healthcare Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2020, 4% 11/1/2036	400,000	408,019
TOTAL HEALTH CARE		715,337
Special Tax - 0.1%
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev (Fairfax County Economic Development Authority Proj.) 3% 4/1/2036	100,000	98,050
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev 3% 4/1/2036	130,000	127,466
Hampton Roads Transportation Accountability Commission (Hampton Rds VA Transn Accountability Commn Rev Proj.) 5.25% 7/1/2060	25,000	25,807
TOTAL SPECIAL TAX		251,323
Transportation - 0.1%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/2039 (c)	110,000	107,559
TOTAL VIRGINIA		2,820,328
Washington - 1.9%
Education - 0.0%
Washington Biomedical Research Pptys Lease Rev (University Wash Univ Revs Proj.) Series A, 4% 1/1/2048	150,000	140,696
Electric Utilities - 0.4%
Energy Norwthwest WA Elec Rev 5% 7/1/2034 (Bonneville Power Administration Guaranteed)	90,000	103,433
Energy Norwthwest WA Elec Rev Series 2016 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	215,000	217,659
Energy Norwthwest WA Elec Rev Series 2018 C, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	140,000	147,824
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	70,000	74,316
Energy Norwthwest WA Elec Rev Series 2024A, 5% 7/1/2032 (Bonneville Power Administration Guaranteed)	125,000	142,977
TOTAL ELECTRIC UTILITIES		686,209
General Obligations - 1.0%
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2041	195,000	199,251
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2041	150,000	157,767
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2042	165,000	173,234
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2043	110,000	115,774
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2031	235,000	265,365
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2046	490,000	511,588
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2028	30,000	31,137
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2028	55,000	57,084
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2041	125,000	131,970
TOTAL GENERAL OBLIGATIONS		1,643,170
Health Care - 0.2%
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	85,000	80,444
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 4.25% 10/1/2040	160,000	159,997
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2014D, 5% 10/1/2038	40,000	40,045
TOTAL HEALTH CARE		280,486
Special Tax - 0.1%
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2041	85,000	85,820
Washington St Convention Ctr Pub Facs Dist Series 2018, 4% 7/1/2058	130,000	106,558
TOTAL SPECIAL TAX		192,378
Transportation - 0.2%
Port Seattle WA Rev Series 2024B, 5% 7/1/2033 (c)	310,000	348,261
TOTAL WASHINGTON		3,291,200
West Virginia - 0.1%
General Obligations - 0.0%
West Virginia St Gen. Oblig. Series 2018 B, 5% 12/1/2041	80,000	82,540
Transportation - 0.1%
West VA Commr of Hwys Spl Oblig Series 2017A, 5% 9/1/2029	65,000	67,537
West Virginia Parkways Authority Series 2021, 4% 6/1/2051	100,000	90,868
TOTAL TRANSPORTATION		158,405
TOTAL WEST VIRGINIA		240,945
Wisconsin - 1.2%
Education - 0.1%
Public Fin Auth WI Lease Dev Rev (University Kans Univ Revs Proj.) Series 2016, 5% 3/1/2046	50,000	50,000
Public Fin Auth Wis Pooled Charter Sch Ctfs Ser 2023-1 Series CL A, 5.75% 7/1/2062	142,135	148,632
TOTAL EDUCATION		198,632
General Obligations - 0.3%
Wisconsin St Gen. Oblig. 5% 5/1/2031	135,000	152,246
Wisconsin St Gen. Oblig. Series 2016 2, 5% 11/1/2029	70,000	70,509
Wisconsin St Gen. Oblig. Series 2023 2, 5% 5/1/2035	215,000	246,352
TOTAL GENERAL OBLIGATIONS		469,107
Health Care - 0.3%
Wisconsin Health & Edl Facs Auth Sr Living Rev (Covenant Communities Inc Proj.) Series 2018A 1, 4.125% 7/1/2053	135,000	104,835
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2039	40,000	39,139
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 5% 11/15/2036	55,000	55,255
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2016 A, 3.5% 2/15/2046	195,000	162,238
Wisconsin St Health & Edl Facs Auth Rev (Medical College of WI Inc Proj.) Series 2022, 4% 12/1/2051	255,000	221,696
TOTAL HEALTH CARE		583,163
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Mtg Rev 2.69% 7/1/2047	59,833	52,280
Special Tax - 0.1%
Ashwaubenon WI Cmnty Dev Auth Lease Rev (Brown County Wisconsin Proj.) Series 2019, 0% 6/1/2049 (b)	160,000	50,536
Public Fin Auth WI Revenue Series 2021, 4% 3/31/2056 (c)	10,000	8,079
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2050 (Assured Guaranty Inc Insured) (b)	160,000	47,285
TOTAL SPECIAL TAX		105,900
Transportation - 0.4%
Public Finance Authority (Sr 400 Toll Road Proj.) Series 2025, 5.75% 12/31/2065 (c)	560,000	576,619
TOTAL WISCONSIN		1,985,701
Wyoming - 0.0%
Education - 0.0%
University WY Univ Revs (University WY Univ Revs Proj.) Series 2021 C, 4% 6/1/2051 (Assured Guaranty Inc Insured)	25,000	22,883
Electric Utilities - 0.0%
Campbell Cnty WY Solid Waste Facs Rev (County of Mercer ND Proj.) Series 2019 A, 3.625% 7/15/2039	25,000	23,777
TOTAL WYOMING		46,660
TOTAL MUNICIPAL SECURITIES (Cost $173,649,090)		170,808,515

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $173,649,090)	170,808,515
NET OTHER ASSETS (LIABILITIES) - 0.3%	596,964
NET ASSETS - 100.0%	171,405,479

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	1,975,125	8,942,385	10,917,510	10,124	-	-	-	-	0.0%
Total	1,975,125	8,942,385	10,917,510	10,124	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	9,915,588	-	9,915,588	-
Electric Utilities	9,726,504	-	9,726,504	-
Escrowed/Pre-Refunded	1,325,879	-	1,325,879	-
General Obligations	61,978,903	-	61,978,903	-
Health Care	18,696,365	-	18,696,365	-
Housing	3,739,334	-	3,739,334	-
Industrial Development	499,925	-	499,925	-
Lease Revenue	236,200	-	236,200	-
Other	982,319	-	982,319	-
Resource Recovery	327,994	-	327,994	-
Special Tax	22,716,435	-	22,716,435	-
Tobacco Bonds	920,880	-	920,880	-
Transportation	28,363,602	-	28,363,602	-
Water & Sewer	11,378,587	-	11,378,587	-

Total Investments in Securities:	170,808,515	-	170,808,515	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $173,649,090)		$170,808,515
Interest receivable		2,036,652
Distributions receivable from Fidelity Central Funds		2,353
Receivable from investment adviser for expense reductions		8,886
Other receivables		51
Total assets		172,856,457
Liabilities
Payable to custodian bank	$341,373
Payable for investments purchased on a delayed delivery basis	628,198
Distributions payable	474,343
Accrued management fee	7,064
Total liabilities		1,450,978
Net Assets		$171,405,479
Net Assets consist of:
Paid in capital		$181,386,185
Total accumulated earnings (loss)		(9,980,706)
Net Assets		$171,405,479
Net Asset Value, offering price and redemption price per share ($171,405,479 ÷ 3,408,164 shares)		$50.29
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Interest		$2,854,970
Income from Fidelity Central Funds		10,114
Total income		2,865,084
Expenses
Management fee	$41,893
Independent trustees' fees and expenses	194
Proxy fee	6,364
Total expenses before reductions	48,451
Expense reductions	(6,426)
Total expenses after reductions		42,025
Net Investment income (loss)		2,823,059
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(11,388)
Capital gain distributions from Fidelity Central Funds	10
Total net realized gain (loss)		(11,378)
Change in net unrealized appreciation (depreciation) on investment securities		4,879,909
Net gain (loss)		4,868,531
Net increase (decrease) in net assets resulting from operations		$7,691,590

See Organization and Reorganization information note regarding reorganization from a mutual fund to an exchange traded fund.
Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,823,059	$5,011,655
Net realized gain (loss)	(11,378)	(3,756,258)
Change in net unrealized appreciation (depreciation)	4,879,909	(57,964)
Net increase (decrease) in net assets resulting from operations	7,691,590	1,197,433
Distributions to shareholders	(2,845,530)	(4,842,935)

Share transactions
Proceeds from sales of shares	2,012,181	50,144,376
Reinvestment of distributions	-	2,296,744
Cost of shares redeemed	-	(49,061,348)

Net increase (decrease) in net assets resulting from share transactions	2,012,181	3,379,772
Total increase (decrease) in net assets	6,858,241	(265,730)

Net Assets
Beginning of period	164,547,238	164,812,968
End of period	$171,405,479	$164,547,238

Other Information
Shares
Sold	40,000	997,095
Issued in reinvestment of distributions	-	45,699
Redeemed	-	(978,243)
Net increase (decrease)	40,000	64,551

See Organization and Reorganization information note regarding reorganization from a mutual fund to an exchange traded fund.

Share activity is further described in Organization and Reorganization information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.

Financial Highlights
Fidelity® Systematic Municipal Bond Index ETF

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025 A	2024 A	2023 A	2022 A	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$48.85	$49.88	$49.64	$49.42	$55.25	$54.11
Income from Investment Operations
Net investment income (loss) B,C	.838	1.442	1.244	1.089	.761	.837
Net realized and unrealized gain (loss)	1.446	(1.081)	.222	.198	(5.831)	1.141
Total from investment operations	2.284	.361	1.466	1.287	(5.070)	1.978
Distributions from net investment income	(.844)	(1.391)	(1.222)	(1.070)	(.756)	(.840)
Distributions from net realized gain	-	- D	-	-	-	-
Total distributions	(.844)	(1.391)	(1.222)	(1.070)	(.756)	(.840)
Net asset value, end of period	$50.29	$48.85	$49.88	$49.64	$49.42	$55.25
Total Return E,F,G	4.71%	.71%	3.01%	2.64%	(9.26)%	3.68%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.06% J	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05 % J	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions, if any	.05% J	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	3.30% J	2.89%	2.52%	2.21%	1.43%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$171,405	$164,547	$164,813	$155,890	$124,941	$106,786
Portfolio turnover rate K	18 % J,L	69%	15%	18%	30%	8%

AAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EBased on net asset value.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2025

1. Organization.
Fidelity Systematic Municipal Bond Index ETF (the Fund) is an exchange-traded fund of Fidelity Merrimack Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective April 4, 2025, Fidelity Municipal Bond Index Fund (Predecessor Fund) reorganized into the newly created Fidelity Systematic Municipal Bond Index ETF. The Predecessor Fund was the accounting survivor in the reorganization, and, as such, the financial statements and financial highlights of the Fund reflects the financial information of the Predecessor Fund through April 4, 2025 (see Prior Fiscal Year Reorganization Information note).
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the NASDAQ Stock Market and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,505,765
Gross unrealized depreciation	(4,176,904)
Net unrealized appreciation (depreciation)	$(2,671,139)
Tax cost	$173,479,654

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,400,183)
Long-term	(4,908,799)
Total capital loss carryforward	$(7,308,982)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Systematic Municipal Bond Index ETF	18,033,063	15,239,314

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Systematic Municipal Bond Index ETF	1,993,053	-
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .05% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Systematic Municipal Bond Index ETF	1,653,596	-	-
6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $62.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $6,364.
7. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
10. Prior Fiscal Year Reorganization Information.
On April 4, 2025 the Fidelity Municipal Bond Index Fund (Predecessor Fund) reorganized into a newly created Fidelity Systematic Municipal Bond Index ETF (ETF) pursuant to an Agreement and Plan of Reorganization (the Agreement) approved by its Board of Trustees. Per the Agreement, shareholders of the Predecessor Fund received ETF shares equal in value to the shares of the Predecessor Fund they owned on the day the reorganization was effective. The securities held by the Predecessor Funds were the primary assets acquired by the Fund. The Predecessor Fund was the accounting survivor after the reorganization. As such, performance and financial history prior to the reorganization is that of the Predecessor Fund. Historical share transactions and per share information for the Predecessor Fund was retroactively adjusted to reflect the change in capital structure due to the reorganization.

For financial reporting purposes, the assets and liabilities of the Predecessor Fund and shares issued by the ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward and will be utilized for purposes of the ETF's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Costs incurred in connection with the reorganization were paid by the Predecessor Fund.

Predecessor Fund/Accounting Survivor	Investments ($)	Unrealized appreciation (depreciation) ($)	Net Assets ($)	Shares Exchanged	Shares Exchanged Ratio

Fidelity Municipal Bond Index Fund	171,983,791	(4,221,060)	174,021,094	9,430,193	.3690720000

Legal Acquiring ETF	Net Assets ($)	Total net assets after the acquisition ($)
Fidelity Systematic Municipal Bond Index ETF	50	174,021,144

Pro forma results of operations of the combined entity for the entire period ended June 30, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$5,039,119
Total net realized gain (loss)	(3,756,258)
Total change in net unrealized appreciation (depreciation)	(57,964)
Net increase (decrease) in net assets resulting from operations	$1,224,897

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Predecessor Fund that has been included in the ETF's Statement of Operations since April 4, 2025.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Systematic Municipal Bond Index ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's all-inclusive (subject to certain limited exceptions) fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024.
The Board noted that the fund has an all-inclusive fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The Board considered that the total expense ratio for the fund was below the peer group median.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9917222.100
SMBI-SANN-0226

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Merrimack Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Merrimack Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026